UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04025

AMERICAN CENTURY MUNICIPAL TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	05-31

Date of reporting period:	02-28-2017

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
High-Yield Municipal Fund
February 28, 2017

High-Yield Municipal - Schedule of Investments
FEBRUARY 28, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 100.3%
Alabama — 1.4%
Industrial Development Board of the City of Mobile Alabama Rev., (Alabama Power Co.), VRDN, 1.625%, 10/2/18	2,000,000	2,010,180
Infirmary Health System Special Care Facilities Financing Authority of Mobile Rev., (Infirmary Health System Obligated Group), 5.00%, 2/1/24	2,520,000	2,909,718
Jefferson County Sewer Rev., 6.50%, 10/1/53	2,000,000	2,345,060
		7,264,958
Alaska — 0.5%
Northern Tobacco Securitization Corp. Rev., 5.00%, 6/1/46	2,500,000	2,357,400
Arizona — 3.9%
Arizona Industrial Development Authority Rev., (Kaizen Education Foundation), 5.70%, 7/1/47(1)	2,000,000	1,986,540
Florence Town, Inc. Industrial Development Authority Rev., (Legacy Traditional School Series 2013 Obligated Group), 6.00%, 7/1/43	1,000,000	1,062,120
Industrial Development Authority of the City of Phoenix Rev., (AZ GFF Tiyan LLC), 5.375%, 2/1/41	1,000,000	957,170
Industrial Development Authority of the City of Phoenix Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/45(1)	1,500,000	1,493,145
Industrial Development Authority of the City of Phoenix Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/46(1)	1,500,000	1,490,760
Industrial Development Authority of the City of Phoenix Rev., (Great Hearts Academies), 2.95%, 7/1/26	2,750,000	2,615,910
Industrial Development Authority of the City of Phoenix Rev., (Great Hearts Academies), 5.00%, 7/1/44	1,000,000	1,044,130
Industrial Development Authority of the City of Phoenix Rev., (Legacy Traditional School Obligated Group), 6.75%, 7/1/44(1)	2,000,000	2,260,540
Industrial Development Authority of the City of Phoenix Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/46(1)	500,000	500,060
Industrial Development Authority of the City of Phoenix Rev., (Villa Montessori, Inc.), 5.00%, 7/1/35	500,000	514,395
Industrial Development Authority of the City of Phoenix Rev., (Villa Montessori, Inc.), 5.00%, 7/1/45	1,000,000	1,017,680
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 5.625%, 6/15/45(1)	2,000,000	1,998,400
Maricopa County Industrial Development Authority Rev., (Paragon Management, Inc.), 5.00%, 7/1/47(1)	1,000,000	991,830
Salt Verde Financial Corp. Rev., 5.00%, 12/1/37 (GA: Citigroup, Inc.)	1,000,000	1,141,600
Sundance Community Facilities District Rev., 7.125%, 7/1/27(1)	438,000	438,784
Sundance Community Facilities District Special Assessment, 6.50%, 7/1/29	259,000	259,282
		19,772,346
California — 9.5%
Antelope Valley Healthcare District Rev., 5.00%, 3/1/21	3,180,000	3,293,113
California County Tobacco Securitization Agency Rev., (Alameda County Tobacco Securitization Corp.), 0.00%, 6/1/50(2)	8,000,000	705,760
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 5.45%, 6/1/28	2,000,000	2,029,700
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County), 6.50%, 11/1/38 (GA: Children's Healthcare of California)	2,000,000	2,259,500
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 4.75%, 6/1/36(1)	1,500,000	1,452,060
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.25%, 6/1/52(1)	1,030,000	1,024,994
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 3.25%, 5/15/31	2,000,000	1,843,000
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(1)	500,000	524,520
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/41(1)	500,000	522,580
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/46(1)	1,000,000	1,039,760
Clovis Unified School District GO, Capital Appreciation, 0.00%, 8/1/26 (NATL)(2)	2,500,000	1,873,100
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/24(3)	500,000	407,225
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/33(2)	750,000	363,405

Foothill-Eastern Transportation Corridor Agency Rev., 6.50%, 1/15/43	500,000	595,540
Foothill-Eastern Transportation Corridor Agency Rev., 6.00%, 1/15/49	2,250,000	2,577,442
Foothill-Eastern Transportation Corridor Agency Rev., VRDN, 5.50%, 1/15/23	500,000	572,925
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/33	500,000	500,010
Golden State Tobacco Securitization Corp. Rev., 5.30%, 6/1/37	1,000,000	1,003,370
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/47(2)	5,000,000	679,700
Golden State Tobacco Securitization Corp. Rev., 5.125%, 6/1/47	2,000,000	1,999,880
Golden State Tobacco Securitization Corp. Rev., 5.75%, 6/1/47	2,000,000	2,010,200
Independent Cities Finance Authority Rev., (Millennium Housing Corp.), 6.15%, 7/15/40	2,000,000	2,180,320
Irvine Special Tax, 4.00%, 9/1/49	5,400,000	5,165,856
Long Beach Unified School District GO, Capital Appreciation, 0.00%, 8/1/25 (AGC)(2)	1,595,000	1,249,555
Morongo Band of Mission Indians Rev., 6.50%, 3/1/28(1)	1,000,000	1,040,540
Oakland Unified School District/Alameda County GO, 6.625%, 8/1/38	385,000	461,623
Palm Springs Airport Rev., 6.40%, 7/1/23	250,000	250,365
Palm Springs Airport Rev., 6.50%, 7/1/27	180,000	180,279
River Islands Public Financing Authority Special Tax, 5.50%, 9/1/45	1,500,000	1,585,035
River Rock Entertainment Authority Rev., 8.00%, 11/1/18(4)(5)	2,931,000	570,666
San Francisco City & County Redevelopment Agency Special Tax, Capital Appreciation, 0.00%, 8/1/43(2)	3,500,000	798,630
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/36 (NATL)(2)	1,000,000	431,220
San Joaquin Hills Transportation Corridor Agency Rev., 5.25%, 1/15/44	3,000,000	3,181,440
Sunnyvale Special Tax, 7.75%, 8/1/32	1,500,000	1,503,030
Tejon Ranch Public Facilities Finance Authority Special Tax, 5.00%, 9/1/45	2,000,000	2,116,400
		47,992,743
Colorado — 4.2%
Belleview Station Metropolitan District No. 2 GO, 5.00%, 12/1/36	1,000,000	1,014,480
Belleview Station Metropolitan District No. 2 GO, 5.125%, 12/1/46	2,000,000	2,025,600
Central Platte Valley Metropolitan District GO, 5.00%, 12/1/43	1,000,000	1,017,340
City & County of Denver Rev., (United Airlines, Inc.), 5.75%, 10/1/32	1,500,000	1,523,715
Colorado Health Facilities Authority Rev., (Christian Living Communities), 5.00%, 1/1/37	1,615,000	1,655,020
Denver Health & Hospital Authority Rev., 5.00%, 12/1/39	800,000	829,640
Denver Health & Hospital Authority Rev., 5.25%, 12/1/45	250,000	262,885
Denver Urban Renewal Authority Tax Allocation, 5.00%, 12/1/25	1,500,000	1,692,885
E-470 Public Highway Authority Rev., VRDN, 1.82%, 3/2/17	2,200,000	2,200,000
Foothills Metropolitan District Special Assessment, 6.00%, 12/1/38	1,000,000	1,029,020
Leyden Rock Metropolitan District No. 10 GO, 5.00%, 12/1/45	1,250,000	1,168,837
One Horse Business Improvement District Rev., 6.00%, 6/1/24	1,290,000	1,244,489
Plaza Metropolitan District No. 1 Tax Allocation, 5.00%, 12/1/22(1)	500,000	533,370
Regional Transportation District COP, 5.00%, 6/1/20	1,750,000	1,953,000
Regional Transportation District Rev., (Denver Transit Partners LLC), 6.00%, 1/15/41	1,000,000	1,106,580
Southglenn Metropolitan District GO, 5.00%, 12/1/30	1,400,000	1,452,444
Water Valley Metropolitan District No. 01 GO, 5.25%, 12/1/40	300,000	308,982
		21,018,287
Connecticut — 0.1%
Connecticut State Health & Educational Facility Authority Rev., (Church Home of Hartford, Inc.), 2.875%, 9/1/20(1)	700,000	685,923
Delaware — 0.3%
Delaware State Economic Development Authority Rev., (Delmarva Power & Light Co.), 5.40%, 2/1/31	1,500,000	1,640,970
District of Columbia — 0.6%
District of Columbia Rev., (National Law Enforcement Officers Memorial Fund, Inc.), 7.75%, 7/1/49	3,000,000	3,062,790

Florida — 6.4%
Alachua County Health Facilities Authority Rev., (East Ridge Retirement Village, Inc.), 6.375%, 11/15/49	1,500,000	1,610,310
Babcock Ranch Community Independent Special District Special Assessment, 5.25%, 11/1/46	250,000	248,308
Brevard County Rev., (University Financing Foundation, Inc.), 6.75%, 11/1/39	1,000,000	1,070,640
Broward County Airport System Rev., 5.00%, 10/1/28	2,000,000	2,259,680
Broward County Airport System Rev., 5.25%, 10/1/38	500,000	568,100
Celebration Pointe Community Development District Special Assessment, 5.125%, 5/1/45	750,000	730,853
Florida Housing Finance Agency Rev., (Phoenix Realty Special Account-U LP), VRDN, 0.65%, 3/1/17 (LOC: Northern Trust Company)	1,000,000	1,000,000
Greater Orlando Aviation Authority Rev., (JetBlue Airways Corp.), 5.00%, 11/15/36	1,000,000	1,027,870
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 5.00%, 6/1/21	350,000	396,036
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 5.00%, 6/1/22	250,000	285,720
Hillsborough County Industrial Development Authority Rev., (Florida Health Sciences Center, Inc.), 5.00%, 10/1/34	1,250,000	1,366,413
Hillsborough County School Board COP, 5.00%, 7/1/22	1,250,000	1,452,150
Martin County Health Facilities Authority Rev., (Martin Memorial Medical Center, Inc.), 5.50%, 11/15/42	1,500,000	1,611,690
Miami Beach Redevelopment Agency Tax Allocation, 5.00%, 2/1/27	1,000,000	1,155,630
Miami Health Facilities Authority Rev., (Miami Jewish Health Systems Obligated Group), 5.00%, 7/1/30	600,000	639,384
Miami Health Facilities Authority Rev., (Miami Jewish Health Systems Obligated Group), 5.00%, 7/1/31	500,000	531,090
Miami-Dade County Educational Facilities Authority Rev., (University of Miami), 5.00%, 4/1/30	1,250,000	1,401,212
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/31	1,000,000	1,129,470
Miami-Dade County Industrial Development Authority Rev., (Pinecrest Academy, Inc.), 5.25%, 9/15/44	950,000	1,002,440
Orange County Health Facilities Authority Rev., (Orlando Health Obligated Group), 5.00%, 10/1/27	1,000,000	1,175,400
Orange County Health Facilities Authority Rev., (Presbyterian Retirement Communities, Inc. Obligated Group), 5.00%, 8/1/34	1,450,000	1,535,622
South Lake County Hospital District Rev., (Southlake Hospital, Inc.), 6.25%, 4/1/39	1,000,000	1,077,420
Tallahassee Rev., (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/24	1,225,000	1,390,595
Tomoka Community Development District Special Assessment, 5.50%, 5/1/35	2,500,000	2,513,325
Village Community Development District No. 10 Special Assessment, 6.00%, 5/1/44	460,000	521,359
Village Community Development District No. 12 Special Assessment, 3.625%, 5/1/31	2,000,000	1,863,780
Village Community Development District No. 8 Special Assessment, 6.125%, 5/1/39	780,000	867,368
Winter Garden Village at Fowler Groves Community Development District Special Assessment, 4.125%, 5/1/37	2,000,000	1,824,720
		32,256,585
Georgia — 0.7%
DeKalb County Water & Sewerage Rev., 5.25%, 10/1/36	1,000,000	1,134,950
Marietta Development Authority Rev., (Life University, Inc.), 7.00%, 6/15/39	1,000,000	1,026,740
Monroe County Development Authority Rev., (Georgia Power Co.), VRDN, 2.35%, 12/11/20	1,500,000	1,514,580
		3,676,270
Guam — 0.2%
Guam Government Department of Education COP, 6.625%, 12/1/30	1,000,000	1,051,810
Hawaii — 0.3%
State of Hawaii Department of Budget & Finance Rev., (Chaminade University of Honolulu), 5.00%, 1/1/45(1)	1,500,000	1,436,880
Idaho — 1.3%
Idaho Health Facilities Authority Rev., (Madison Memorial Hospital), 5.00%, 9/1/25	1,985,000	2,181,773
Idaho Health Facilities Authority Rev., (Madison Memorial Hospital), 5.00%, 9/1/26	250,000	275,115
Idaho Health Facilities Authority Rev., (Madison Memorial Hospital), 5.00%, 9/1/37	1,000,000	1,067,430
Idaho Health Facilities Authority Rev., (Partners In Healthcare, Inc.), 5.50%, 11/1/45	3,250,000	3,109,860
		6,634,178
Illinois — 10.3%
Chicago GO, 5.625%, 1/1/29	2,500,000	2,561,500
Chicago GO, 5.50%, 1/1/39	2,000,000	1,969,860

Chicago GO, 5.00%, 1/1/40	2,500,000	2,360,075
Chicago Board of Education GO, 5.00%, 12/1/42	3,815,000	3,089,120
Chicago Board of Education GO, 6.50%, 12/1/46	1,000,000	921,910
Chicago Midway International Airport Rev., 5.00%, 1/1/26	2,200,000	2,464,110
Chicago Midway International Airport Rev., 5.00%, 1/1/31	2,000,000	2,213,520
Chicago O'Hare International Airport Rev., 5.00%, 1/1/22	3,000,000	3,383,700
Chicago O'Hare International Airport Rev., 5.00%, 1/1/27	3,000,000	3,354,120
Chicago Wastewater Transmission Rev., 5.00%, 1/1/34	245,000	262,532
Chicago Wastewater Transmission Rev., 5.00%, 1/1/35	245,000	261,849
Chicago Wastewater Transmission Rev., 5.00%, 1/1/39	1,240,000	1,319,261
Chicago Wastewater Transmission Rev., 5.00%, 1/1/44	500,000	529,645
Chicago Waterworks Rev., 5.00%, 11/1/29	1,750,000	1,926,277
Chicago Waterworks Rev., 5.00%, 11/1/30	1,000,000	1,095,910
Chicago Waterworks Rev., 5.00%, 11/1/31	1,000,000	1,098,040
Chicago Waterworks Rev., 5.00%, 11/1/39	450,000	483,156
Cook County Community High School District No. 212 Leyden Rev., 5.00%, 12/1/28 (BAM)	2,385,000	2,675,135
Illinois Finance Authority Rev., (Benedictine University Obligated Group), 6.25%, 10/1/33	1,000,000	1,099,820
Illinois Finance Authority Rev., (Intrinsic Schools), 6.00%, 12/1/45(1)	2,000,000	1,988,920
Illinois Finance Authority Rev., (Northwestern Memorial Healthcare Obligated Group), 5.00%, 8/15/43	1,000,000	1,080,710
Illinois Finance Authority Rev., (Plymouth Place, Inc.), 5.25%, 5/15/50	2,000,000	2,025,120
Illinois Finance Authority Rev., (Presence Health Network Obligated Group), 4.00%, 2/15/36	2,400,000	2,089,440
Illinois Finance Authority Rev., (Rush University Medical Center Obligated Group), 5.00%, 11/15/38	500,000	539,405
Illinois Finance Authority Rev., (University of Chicago), VRDN, 1.10%, 2/15/18	1,125,000	1,126,350
Illinois State Toll Highway Authority Rev., 5.00%, 12/1/32	910,000	1,029,993
Northern Illinois Municipal Power Agency Rev., 5.00%, 12/1/23	1,300,000	1,492,244
State of Illinois GO, 5.00%, 6/1/20	2,000,000	2,115,840
State of Illinois GO, 5.00%, 5/1/22	1,000,000	1,062,460
State of Illinois GO, 5.00%, 2/1/26	1,000,000	1,049,430
State of Illinois GO, 5.50%, 7/1/38	1,000,000	1,041,700
University of Illinois Rev., 5.25%, 4/1/41	625,000	677,000
Western Illinois Economic Development Authority Rev., (Memorial Hospital Association), 4.00%, 6/1/36	2,000,000	1,741,620
		52,129,772
Indiana — 0.1%
Richmond Hospital Authority Rev., (Reid Hospital & Health Care Services, Inc.), 5.00%, 1/1/39	500,000	532,305
Iowa — 0.2%
Iowa Tobacco Settlement Authority Rev., 5.625%, 6/1/46	1,000,000	999,950
Kentucky — 1.2%
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 5.00%, 2/1/26	565,000	632,376
Christian County Rev., (Jennie Stuart Medical Center Obligated Group), 5.50%, 2/1/44	1,335,000	1,364,010
Paducah Electric Plant Board Rev., 5.00%, 10/1/30 (AGM)	3,500,000	3,987,235
		5,983,621
Louisiana — 1.2%
Louisiana Public Facilities Authority Rev., (Entergy Louisiana LLC), 3.375%, 9/1/28	3,000,000	3,003,660
Louisiana State Citizens Property Insurance Corp. Rev., 5.00%, 6/1/20	1,500,000	1,659,570
New Orleans Aviation Board Rev., 6.50%, 1/1/40	1,500,000	1,620,555
		6,283,785
Maryland — 1.3%
Anne Arundel County Tax Allocation, 6.10%, 7/1/40	1,000,000	1,034,170
Baltimore Rev., 5.125%, 6/1/43	1,500,000	1,460,820

Baltimore Tax Allocation, 7.00%, 9/1/38	2,900,000	2,989,204
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.75%, 6/1/35	1,000,000	1,075,360
		6,559,554
Massachusetts — 0.9%
Massachusetts Development Finance Agency Rev., (Boston Medical Center Corp.), 4.00%, 7/1/38	1,500,000	1,459,980
Massachusetts Development Finance Agency Rev., (South Shore Hospital, Inc.), 4.00%, 7/1/36	2,185,000	2,191,686
Massachusetts Development Finance Agency Rev., (UMass Memorial Health Care Obligated Group), 5.00%, 7/1/46	1,000,000	1,068,410
		4,720,076
Michigan — 3.2%
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/47	2,500,000	2,571,100
Detroit City School District GO, 5.00%, 5/1/25 (Q-SBLF)	2,490,000	2,736,610
Flint Hospital Building Authority Rev., (Hurley Medical Center), 7.50%, 7/1/39	1,250,000	1,377,050
Kentwood Economic Development Corp. Rev., (Holland Home Obligated Group), 5.625%, 11/15/41	1,750,000	1,842,120
Lincoln Consolidated School District GO, 5.00%, 5/1/20 (AGM Q-SBLF)	1,490,000	1,648,312
Michigan Finance Authority Rev., 5.00%, 5/1/25 (Q-SBLF)	375,000	434,509
Michigan Finance Authority Rev., (Thomas M Cooley Law School), 6.75%, 7/1/44(1)	1,000,000	1,015,340
Michigan Strategic Fund Rev., (Canterbury Health Care, Inc. Obligated Group), 5.00%, 7/1/26(1)	1,415,000	1,408,335
Michigan Strategic Fund Rev., (Canterbury Health Care, Inc. Obligated Group), 5.00%, 7/1/31(1)	1,530,000	1,457,157
Royal Oak Hospital Finance Authority Rev., (Beaumont Health Obligated Group), 5.00%, 9/1/39	1,600,000	1,730,448
		16,220,981
Minnesota — 0.6%
North Oaks Rev., (Presbyterian Homes of North Oaks, Inc.), 5.00%, 10/1/27	1,750,000	1,891,837
Township of Baytown Rev., (State Croix Preparatory Academy), 4.25%, 8/1/46	1,225,000	1,040,785
		2,932,622
Mississippi — 0.6%
Mississippi Development Bank Rev., 5.00%, 3/1/29 (AGM)	2,640,000	2,993,575
Missouri — 3.1%
Health & Educational Facilities Authority of the State of Missouri Rev., (Lutheran Senior Services Obligated Group), 6.00%, 2/1/41	1,250,000	1,372,775
Health & Educational Facilities Authority of the State of Missouri Rev., (St. Louis College of Pharmacy), 5.50%, 5/1/43	1,000,000	1,081,860
Health & Educational Facilities Authority of the State of Missouri Rev., (St. Louis College of Pharmacy), 5.00%, 5/1/45	1,890,000	1,967,055
Kansas City Industrial Development Authority Rev., (Kansas City United Methodist Retirement Home, Inc.), 6.00%, 11/15/51(1)	1,500,000	1,430,820
Kirkwood Industrial Development Authority Rev., (Ashfield Active Living and Wellness Communities, Inc.), 5.25%, 5/15/30(6)	2,515,000	2,669,019
Kirkwood Industrial Development Authority Rev., (Ashfield Active Living and Wellness Communities, Inc.), 5.25%, 5/15/37(6)	1,000,000	1,039,760
Kirkwood Industrial Development Authority Rev., (Ashfield Active Living and Wellness Communities, Inc.), 8.25%, 5/15/45, Prerefunded at 100% of Par(7)	3,000,000	3,647,280
St. Louis County Industrial Development Authority Rev., (Nazareth Living Center), 5.125%, 8/15/45	1,800,000	1,734,732
St. Louis County Industrial Development Authority Rev., (Ranken-Jordan Pediatric Speciality Hospital), 5.00%, 11/15/46	1,000,000	958,160
		15,901,461
Nebraska — 0.6%
Central Plains Energy Project Rev., 5.00%, 9/1/42	1,360,000	1,441,110
Douglas County Hospital Authority No. 2 Rev., (Nebraska Methodist Health Obligated Group), 5.00%, 11/1/45	1,250,000	1,344,588
		2,785,698
Nevada — 1.7%
Clark County Special Assessment, 5.00%, 8/1/30	1,475,000	1,535,298
Clark County Special Assessment, 5.00%, 8/1/32	375,000	387,660
Clark County Special Assessment, 5.00%, 8/1/35	700,000	716,191
Henderson Local Improvement Districts Special Assessment, 4.00%, 9/1/23	2,030,000	2,080,587

Henderson Local Improvement Districts Special Assessment, 6.10%, 3/1/24	910,000	921,066
Las Vegas Redevelopment Agency Tax Allocation, 3.00%, 6/15/32	2,500,000	2,157,475
Las Vegas Special Improvement District No. 812 Special Assessment, 5.00%, 12/1/35	1,000,000	995,230
		8,793,507
New Jersey — 5.8%
New Jersey Economic Development Authority Rev., 5.00%, 11/1/24	5,000,000	5,302,950
New Jersey Economic Development Authority Rev., 5.00%, 6/15/40	2,000,000	2,007,140
New Jersey Economic Development Authority Rev., (NYNJ Link Borrower LLC), 5.375%, 1/1/43	1,600,000	1,698,480
New Jersey Economic Development Authority Rev., (SJF CCRC, Inc.), 5.25%, 1/1/44	1,000,000	1,026,500
New Jersey Economic Development Authority Rev., (United Airlines, Inc.), 5.25%, 9/15/29	1,000,000	1,056,090
New Jersey Economic Development Authority Rev., (United Airlines, Inc.), 5.50%, 6/1/33	500,000	537,940
New Jersey Educational Facilities Authority Rev., (College of New Jersey), 4.00%, 7/1/35	1,000,000	1,012,420
New Jersey Educational Facilities Authority Rev., (College of St. Elizabeth), 5.00%, 7/1/46	2,500,000	2,433,250
New Jersey Health Care Facilities Financing Authority Rev., (Princeton HealthCare System Obligated Group), 5.00%, 7/1/22	1,000,000	1,149,900
New Jersey Health Care Facilities Financing Authority Rev., (Princeton HealthCare System Obligated Group), 5.00%, 7/1/23	1,000,000	1,162,000
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/20	2,800,000	3,016,244
Tobacco Settlement Financing Corp. Rev., 4.75%, 6/1/34	2,000,000	1,916,600
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/41	7,000,000	6,780,550
		29,100,064
New York — 10.9%
Brooklyn Arena Local Development Corp. Rev., (Brooklyn Events Center LLC), 5.00%, 7/15/20	600,000	661,236
Buffalo & Erie County Industrial Land Development Corp. Rev., (Orchard Park CCRC, Inc.), 5.00%, 11/15/37	1,500,000	1,567,770
Build NYC Resource Corp. Rev., (Albert Einstein College of Medicine, Inc.), 5.50%, 9/1/45(1)	3,000,000	3,238,950
Build NYC Resource Corp. Rev., (Metropolitan College of New York), 5.25%, 11/1/34	750,000	743,130
Build NYC Resource Corp. Rev., (Metropolitan College of New York), 5.50%, 11/1/44	1,000,000	997,090
Build NYC Resource Corp. Rev., (Pratt Paper, Inc.), 5.00%, 1/1/35(1)	1,000,000	1,052,650
Glen Cove Local Economic Assistance Corp. Rev., 5.00%, 1/1/56	1,500,000	1,402,800
Metropolitan Transportation Authority Rev., 5.00%, 11/15/19	4,000,000	4,404,040
Nassau County Tobacco Settlement Corp. Rev., 5.00%, 6/1/35	2,000,000	1,950,980
New York City GO, 5.00%, 8/1/23	750,000	886,343
New York City GO, 5.00%, 8/1/36	900,000	1,007,802
New York City GO, VRDN, 0.61%, 3/1/17 (LOC: Bank of the West)	700,000	700,000
New York City Industrial Development Agency Rev., (TrIPs Obligated Group), 5.00%, 7/1/28	1,000,000	1,063,440
New York Counties Tobacco Trust Rev., 5.00%, 6/1/45	1,000,000	1,068,380
New York Counties Tobacco Trust Rev., 4.00%, 6/1/51	1,500,000	1,391,250
New York Counties Tobacco Trust Rev., 5.00%, 6/1/51	1,000,000	1,027,080
New York Liberty Development Corp. Rev., (3 World Trade Center LLC), 5.00%, 11/15/44(1)	7,000,000	7,338,520
New York Liberty Development Corp. Rev., (Goldman Sachs Headquarters LLC), 5.25%, 10/1/35	1,030,000	1,233,919
New York State Dormitory Authority Rev., (New York University), 5.00%, 7/1/26	500,000	588,915
New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 5.00%, 12/1/27(1)	1,000,000	1,113,310
New York State Dormitory Authority Rev., (Touro College and University System Obligated Group), 5.50%, 1/1/44	850,000	914,583
New York Transportation Development Corp. Rev., (American Airlines, Inc.), 5.00%, 8/1/31 (GA: American Airlines Group)	5,000,000	5,215,200
New York Transportation Development Corp. Rev., (Laguardia Gateway Partners LLC), 5.25%, 1/1/50	4,500,000	4,794,120
New York Transportation Development Corp. Rev., (Terminal One Group Association LP), 5.00%, 1/1/22	1,000,000	1,131,340
New York Transportation Development Corp. Rev., (Terminal One Group Association LP), 5.00%, 1/1/23	1,000,000	1,139,730
Newburgh GO, 5.625%, 6/15/33	1,400,000	1,521,814
Port Authority of New York & New Jersey Rev., (JFK International Air Terminal LLC), 6.00%, 12/1/36	2,000,000	2,257,040
Westchester County Local Development Corp. Rev., (Pace University), 5.50%, 5/1/42	1,655,000	1,794,285

Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.00%, 11/1/21	1,565,000	1,754,881
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.00%, 11/1/23	1,000,000	1,131,410
		55,092,008
North Carolina — 0.8%
North Carolina Capital Facilities Finance Agency Rev., (Duke Energy Carolinas LLC), 4.375%, 10/1/31	1,500,000	1,596,810
North Carolina Medical Care Commission Rev., (Maryfield, Inc.), 5.00%, 10/1/35	1,000,000	1,009,390
North Carolina Medical Care Commission Rev., (Southminster, Inc.), 5.00%, 10/1/37	1,500,000	1,539,015
		4,145,215
North Dakota — 0.2%
Grand Forks Rev., (Altru Health System Obligated Group), VRDN, 0.68%, 3/1/17 (LOC: Bank of America N.A.)	1,100,000	1,100,000
Ohio — 2.9%
Buckeye Tobacco Settlement Financing Authority Rev., 5.125%, 6/1/24	2,000,000	1,894,340
Buckeye Tobacco Settlement Financing Authority Rev., 5.75%, 6/1/34	1,000,000	962,130
Buckeye Tobacco Settlement Financing Authority Rev., 5.875%, 6/1/47	4,000,000	3,874,880
Cleveland Airport System Rev., 5.00%, 1/1/26 (AGM)	2,000,000	2,301,700
Hamilton County Rev., (Life Enriching Communities Obligated Group), 5.00%, 1/1/31	1,000,000	1,056,250
Hamilton County Rev., (UC Health Obligated Group), 5.00%, 2/1/44	1,250,000	1,336,612
Muskingum County Rev., (Genesis Health System Obligated Group), 5.00%, 2/15/44	2,500,000	2,590,625
Southeastern Ohio Port Authority Rev., (Marietta Area Health Care, Inc. Obligated Group), 5.00%, 12/1/43	250,000	252,383
Southeastern Ohio Port Authority Rev., (Marietta Area Health Care, Inc. Obligated Group), 5.50%, 12/1/43	550,000	586,757
		14,855,677
Oklahoma — 1.0%
Oklahoma Turnpike Authority Rev., 5.00%, 1/1/28	2,000,000	2,240,440
Tulsa County Industrial Authority Rev., (Montereau, Inc.), 7.25%, 11/1/40	2,500,000	2,658,475
		4,898,915
Oregon — 0.8%
Forest Grove Rev., (Oak Tree Foundation, Inc.), 5.50%, 3/1/37 (Acquired 06/28/07, Cost $1,320,000)(8)	1,320,000	1,321,954
Salem Hospital Facility Authority Rev., (Capital Manor, Inc.), 6.00%, 5/15/42	1,000,000	1,077,410
Salem Hospital Facility Authority Rev., (Capital Manor, Inc.), 6.00%, 5/15/47	1,250,000	1,346,762
Yamhill County Hospital Authority Rev., (Friendsview Manor), 4.00%, 11/15/26	500,000	491,870
		4,237,996
Pennsylvania — 5.9%
Chester County Health & Education Facilities Authority Rev., (Simpson Senior Services Obligated Group), 5.25%, 12/1/45	1,400,000	1,395,758
Chester County Industrial Development Authority Rev., (Renaissance Academy Charter School), 5.00%, 10/1/44	1,000,000	1,020,670
Crawford County Hospital Authority Rev., (Meadville Medical Center Obligated Group), 6.00%, 6/1/46	1,500,000	1,504,800
Delaware County Industrial Development Authority Rev., (Chester Fund For Education & the Arts), 5.125%, 6/1/46(1)	2,500,000	2,246,350
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.625%, 7/1/42	2,500,000	2,674,400
Montgomery County Industrial Development Authority Rev., (Albert Einstein Healthcare Network Obligated Group), 5.25%, 1/15/45	1,250,000	1,320,900
Northampton County General Purpose Authority Rev., (Moravian College), 5.00%, 10/1/36	2,250,000	2,423,970
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/23	265,000	306,886
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/24	890,000	1,033,557
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/25	1,100,000	1,272,722
Pennsylvania Turnpike Commission Rev., 5.25%, 12/1/41	2,000,000	2,193,420
Philadelphia GO, 5.00%, 7/15/38	1,500,000	1,643,190
Philadelphia Authority for Industrial Development Rev., (First Philadelphia Preparatory Charter School), 7.25%, 6/15/43	1,500,000	1,718,880
Philadelphia Authority for Industrial Development Rev., (KIPP Philadelphia Charter School), 4.00%, 4/1/26	500,000	493,980

Philadelphia Authority for Industrial Development Rev., (KIPP Philadelphia Charter School), 5.00%, 4/1/46	2,000,000	1,970,120
Philadelphia Municipal Authority Rev., 6.50%, 4/1/39	1,500,000	1,631,295
School District of Philadelphia GO, 5.00%, 9/1/25	2,500,000	2,805,475
Scranton-Lackawanna Health & Welfare Authority Rev., (Marywood University), 5.00%, 6/1/36	1,000,000	984,130
Scranton-Lackawanna Health & Welfare Authority Rev., (Marywood University), 5.00%, 6/1/46	1,050,000	1,007,863
		29,648,366
Rhode Island — 0.6%
Rhode Island Health & Educational Building Corp. Rev., (Care New England Health System Obligated Group), 5.00%, 9/1/36	2,125,000	2,137,771
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/50	1,000,000	1,012,750
		3,150,521
South Carolina — 1.4%
Greenwood Fifty Schools Facilities, Inc. Rev., 5.00%, 12/1/19 (BAM)	500,000	547,310
Greenwood Fifty Schools Facilities, Inc. Rev., 5.00%, 12/1/20 (BAM)	1,000,000	1,120,590
Piedmont Municipal Power Agency Rev., 5.00%, 1/1/25	1,245,000	1,456,650
South Carolina Jobs-Economic Development Authority Rev., (Palmetto Health), 5.75%, 8/1/39	1,475,000	1,554,989
Spartanburg Regional Health Services District Rev., 5.00%, 4/15/37	2,000,000	2,149,420
		6,828,959
Tennessee — 2.3%
Blount County Health & Educational Facilities Board Rev., (Asbury, Inc.), 5.00%, 1/1/31	1,700,000	1,760,044
Blount County Health & Educational Facilities Board Rev., (Asbury, Inc.), 5.00%, 1/1/37	625,000	634,675
Clarksville Public Building Authority Rev., VRDN, 0.68%, 3/1/17 (LOC: Bank of America N.A.)	9,000,000	9,000,000
		11,394,719
Texas — 5.8%
Arlington Higher Education Finance Corp. Rev., (Leadership Prep School), 5.00%, 6/15/36	700,000	690,571
Arlington Higher Education Finance Corp. Rev., (Leadership Prep School), 5.00%, 6/15/46	1,325,000	1,270,331
Board of Managers Joint Guadalupe County-City of Seguin Hospital Rev., 5.00%, 12/1/40	1,000,000	1,024,150
Board of Managers Joint Guadalupe County-City of Seguin Hospital Rev., 5.00%, 12/1/45	2,000,000	2,042,820
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes, Inc.), 5.00%, 1/1/37	1,750,000	1,833,615
Harris County Cultural Education Facilities Finance Corp. Rev., (Houston Methodist Hospital Obligated Group), VRDN, 0.57%, 3/1/17	2,800,000	2,800,000
Houston Rev., 5.00%, 9/1/39	1,000,000	1,098,980
Houston Airport System Rev. (United Airlines, Inc.), 5.00%, 7/15/20	2,000,000	2,092,520
Love Field Airport Modernization Corp. Rev., (Southwest Airlines Co.), 5.25%, 11/1/40	500,000	541,275
Mission Economic Development Corp. Rev., (Natgasoline LLC), 5.75%, 10/1/31(1)	1,500,000	1,573,530
New Hope Cultural Education Facilities Finance Corp. Rev., (Carillon, Inc.), 5.00%, 7/1/46	1,000,000	958,390
New Hope Cultural Education Facilities Finance Corp. Rev., (Jubilee Academic Center, Inc.), 5.00%, 8/15/46(1)	2,000,000	1,875,920
New Hope Cultural Education Facilities Finance Corp. Rev., (MRC Crestview), 4.00%, 11/15/26	2,000,000	1,897,700
New Hope Cultural Education Facilities Finance Corp. Rev., (MRC Senior Living), 3.25%, 11/15/22	1,000,000	975,920
North East Texas Regional Mobility Authority Rev., 5.00%, 1/1/31	1,805,000	1,974,796
Pottsboro Higher Education Finance Corp. Rev., (Imagine International Academy of North Texas), 5.00%, 8/15/46	1,000,000	951,650
Texas Private Activity Bond Surface Transportation Corp. Rev., (LBJ Infrastructure Group LLC), 7.00%, 6/30/40	3,000,000	3,429,840
Texas Public Finance Authority Rev., (Texas Southern University), 5.00%, 5/1/21 (BAM)	2,045,000	2,292,445
		29,324,453
Vermont — 0.2%
Vermont Educational & Health Buildings Financing Agency Rev., (University of Vermont Health Network Obligated Group), 5.00%, 12/1/24	1,000,000	1,172,130
Virginia — 2.5%
Cherry Hill Community Development Authority Special Assessment, 5.40%, 3/1/45(1)	1,000,000	1,027,060
Dullles Town Center Community Development Authority Special Assessment, 4.25%, 3/1/26	1,750,000	1,753,833
Lexington Industrial Development Authority Rev., (Lexington Retirement Community, Inc.), 2.75%, 1/1/26	2,000,000	1,872,180

Lower Magnolia Green Community Development Authority Special Assessment, 5.00%, 3/1/45(1)	985,000	985,443
Mosaic District Community Development Authority Special Assessment, 6.875%, 3/1/36	1,000,000	1,104,070
Prince William County Industrial Development Authority Rev., (Westminster Presbyterian Retirement Community, Inc.), 5.00%, 1/1/26	1,165,000	1,243,381
Suffolk Economic Development Authority Rev., (United Church Homes & Services Obligated Group), 5.00%, 9/1/25	1,960,000	2,156,235
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/47	1,000,000	932,450
Washington County Industrial Development Authority Rev., (Mountain States Health Alliance Obligated Group), 7.75%, 7/1/38	1,200,000	1,303,344
		12,377,996
Washington — 1.9%
Port of Seattle Industrial Development Corp. Rev., (Delta Air Lines, Inc.), 5.00%, 4/1/30	1,000,000	1,038,760
Seattle Municipal Light & Power Rev. VRDN, 1.32%, 3/2/17	3,750,000	3,750,150
Washington State Housing Finance Commission Rev., (Bayview Manor Homes), 4.00%, 7/1/26(1)	1,250,000	1,211,513
Washington State Housing Finance Commission Rev., (Heron's Key Obligated Group), 7.00%, 7/1/50(1)	1,250,000	1,248,550
Washington State Housing Finance Commission Rev., (Spokane United Methodist Homes Obligated Group), 7.50%, 1/1/49(1)	2,000,000	2,266,700
		9,515,673
West Virginia — 0.2%
West Virginia Economic Development Authority Rev., (Morgantown Energy Associates), 2.875%, 12/15/26	955,000	905,674
Wisconsin — 2.3%
Public Finance Authority Rev., (Bancroft Neurohealth/Bancroft Rehabilitation Services Obligated Group), 5.00%, 6/1/24(1)	1,575,000	1,621,400
Public Finance Authority Rev., (Bancroft Neurohealth/Bancroft Rehabilitation Services Obligated Group), 5.125%, 6/1/48(1)	1,000,000	917,920
Public Finance Authority Rev., (North Carolina Charter Educational Foundation Obligated Group), 5.00%, 6/15/46(1)	2,500,000	2,258,500
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.50%, 4/1/32	2,000,000	2,027,740
Public Finance Authority Rev., (Wittenberg University), 5.25%, 12/1/39(1)	1,500,000	1,382,130
Wisconsin Health & Educational Facilities Authority Rev., (Beloit College), 5.00%, 7/1/36	625,000	661,538
Wisconsin Health & Educational Facilities Authority Rev., (Beloit College), 5.00%, 7/1/39	1,550,000	1,634,490
Wisconsin Health & Educational Facilities Authority Rev., (Mile Bluff Medical Center, Inc.), 5.75%, 5/1/39	1,000,000	1,032,500
		11,536,218
Wyoming — 0.4%
Campbell County Rev., (Basin Electric Power Cooperative), 5.75%, 7/15/39	2,000,000	2,176,560
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $504,203,325)		507,149,191
OTHER ASSETS AND LIABILITIES — (0.3)%		(1,370,286)
TOTAL NET ASSETS — 100.0%		$505,778,905

NOTES TO SCHEDULE OF INVESTMENTS
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
GA	-	Guaranty Agreement
GO	-	General Obligation
LOC	-	Letter of Credit
NATL	-	National Public Finance Guarantee Corporation
Q-SBLF	-	Qualified School Board Loan Fund
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $58,079,704, which represented 11.5% of total net assets.

(2)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(3)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

(4)	Non-income producing.

(5)	Security is in default.

(6)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(7)	Escrowed to maturity in U.S. government securities or state and local government securities.

(8)
Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $1,321,954, which represented 0.3% of total net assets.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

3. Federal Tax Information

As of February 28, 2017, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$504,203,325
Gross tax appreciation of investments	$15,543,932
Gross tax depreciation of investments	(12,598,066)
Net tax appreciation (depreciation) of investments	$2,945,866

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Intermediate-Term Tax-Free Bond Fund
February 28, 2017

Intermediate-Term Tax-Free Bond - Schedule of Investments
FEBRUARY 28, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 100.3%
Alabama — 0.6%
Alabama 21st Century Authority Rev., 5.00%, 6/1/17	1,500,000	1,516,140
Alabama 21st Century Authority Rev., 5.00%, 6/1/19	4,510,000	4,879,369
Houston County Health Care Authority Rev., 5.00%, 10/1/24	1,000,000	1,123,840
Houston County Health Care Authority Rev., 5.00%, 10/1/25	1,000,000	1,121,880
Houston County Health Care Authority Rev., 5.00%, 10/1/30	2,000,000	2,155,060
Infirmary Health System Special Care Facilities Financing Authority of Mobile Rev., (Infirmary Health System Obligated Group), 5.00%, 2/1/26	5,925,000	6,883,547
		17,679,836
Alaska — 0.2%
State of Alaska International Airports System Rev., 5.00%, 10/1/32	3,560,000	4,023,654
Valdez Rev., (BP Pipelines Alaska, Inc.), 5.00%, 1/1/21 (GA: BP plc)	2,600,000	2,883,920
		6,907,574
Arizona — 1.9%
Arizona Health Facilities Authority Rev., (Banner Health Obligated Group), 5.00%, 1/1/25	2,000,000	2,372,760
Arizona Health Facilities Authority Rev., (Banner Health Obligated Group), VRDN, 1.48%, 4/3/17	7,500,000	6,335,325
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 4.00%, 7/1/21(1)	500,000	508,435
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/26(1)	500,000	521,660
Arizona Water Infrastructure Finance Authority Rev., 5.00%, 10/1/18	3,000,000	3,197,370
Industrial Development Authority of the City of Phoenix Rev., (Great Hearts Academies), 5.00%, 7/1/36	1,875,000	1,980,206
Industrial Development Authority of the City of Phoenix Rev., (Great Hearts Academies), 5.00%, 7/1/41	1,200,000	1,255,296
Industrial Development Authority of the City of Phoenix Rev., (Great Hearts Academies), 5.00%, 7/1/46	1,300,000	1,355,276
Industrial Development Authority of the City of Phoenix Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/31(1)	10,965,000	11,252,502
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/27	900,000	1,009,044
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/28	800,000	891,192
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/29	650,000	717,750
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/30	1,625,000	1,786,102
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/31	1,500,000	1,641,435
McAllister Academic Village LLC Rev., (Arizona State University), 5.00%, 7/1/25	700,000	810,180
McAllister Academic Village LLC Rev., (Arizona State University), 5.00%, 7/1/26	600,000	697,122
McAllister Academic Village LLC Rev., (Arizona State University), 5.00%, 7/1/27	1,000,000	1,154,370
Navajo County Unified School District No. 20 Whiteriver Rev., 5.00%, 7/1/17 (NATL)	1,815,000	1,839,993
Phoenix GO, 6.25%, 7/1/17	1,070,000	1,090,779
Phoenix Civic Improvement Corp. Rev., 5.00%, 7/1/21	1,000,000	1,147,470
Phoenix Civic Improvement Corp. Rev., 5.00%, 7/1/22	1,250,000	1,457,350
Phoenix Civic Improvement Corp. Rev., 5.50%, 7/1/24	2,000,000	2,119,900
Phoenix Civic Improvement Corp. Rev., 5.00%, 7/1/40	3,050,000	3,322,609
Pima County Metropolitan Domestic Water Improvement District Rev., 5.25%, 7/1/18 (Ambac)(2)	1,065,000	1,127,516
Pima County Metropolitan Domestic Water Improvement District Rev., 5.25%, 7/1/18 (Ambac)	645,000	678,856
Pima County Metropolitan Domestic Water Improvement District Rev., 5.25%, 7/1/19 (Ambac)(2)	1,120,000	1,229,054
Pima County Metropolitan Domestic Water Improvement District Rev., 5.25%, 7/1/19 (Ambac)	680,000	738,446

Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/18, Prerefunded at 100% of Par(2)	4,900,000	5,074,342
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/39	4,400,000	4,681,116
		61,993,456
Arkansas — 0.2%
Baxter County Rev., (Baxter County Regional Hospital, Inc.), 5.00%, 9/1/23	1,000,000	1,148,640
Baxter County Rev., (Baxter County Regional Hospital, Inc.), 5.00%, 9/1/24	1,360,000	1,561,987
Baxter County Rev., (Baxter County Regional Hospital, Inc.), 5.00%, 9/1/25	1,155,000	1,324,831
Baxter County Rev., (Baxter County Regional Hospital, Inc.), 5.00%, 9/1/26	1,000,000	1,147,140
		5,182,598
California — 15.1%
Alameda Corridor Transportation Authority Rev., 4.00%, 10/1/21	700,000	758,709
Alameda Corridor Transportation Authority Rev., 4.00%, 10/1/23	1,000,000	1,091,410
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/24	1,000,000	1,161,180
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/36	7,065,000	7,818,765
Anaheim Public Financing Authority Rev., Capital Appreciation, 0.00%, 9/1/18 (AGM)(3)	2,585,000	2,532,318
Anaheim Public Financing Authority Rev., 5.00%, 5/1/24	1,500,000	1,765,725
Anaheim Public Financing Authority Rev., Capital Appreciation, 0.00%, 9/1/25 (AGM)(3)	2,000,000	1,522,960
Anaheim Public Financing Authority Rev., 5.00%, 5/1/26	2,000,000	2,339,420
Anaheim Public Financing Authority Rev., 5.00%, 5/1/27	1,725,000	2,001,293
Anaheim Public Financing Authority Rev., 5.00%, 5/1/30	1,750,000	1,996,593
Anaheim Public Financing Authority Rev., 5.00%, 5/1/31	2,000,000	2,274,380
Anaheim Public Financing Authority Rev., 5.00%, 5/1/32	2,000,000	2,260,540
Anaheim Public Financing Authority Rev., 5.00%, 5/1/33	1,800,000	2,025,828
Bay Area Toll Authority Rev., VRDN, 1.34%, 3/2/17	2,000,000	1,999,940
Bay Area Toll Authority Rev., VRDN, 1.74%, 3/2/17	3,750,000	3,749,587
Bay Area Toll Authority Rev., VRDN, 1.50%, 4/2/18	2,000,000	2,007,240
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 5.45%, 6/1/28	2,000,000	2,029,700
California Educational Facilities Authority Rev., (Pomona College), 5.00%, 1/1/24	3,500,000	3,759,455
California Health Facilities Financing Authority Rev., (Adventist Health System/West Obligated Group), 5.75%, 9/1/19, Prerefunded at 100% of Par(2)	2,500,000	2,791,875
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County), 6.50%, 11/1/38 (GA: Children's Healthcare of California)	10,000,000	11,297,500
California Health Facilities Financing Authority Rev., (Dignity Health Obligated Group), 5.50%, 7/1/19, Prerefunded at 100% of Par(2)	5,000,000	5,519,400
California Health Facilities Financing Authority Rev., (Lucile Salter Packard Children's Hospital at Stanford Obligated Group), VRDN, 1.45%, 3/15/17, Prerefunded at 100% of Par(2)	1,500,000	1,500,570
California Health Facilities Financing Authority Rev., (Lucile Salter Packard Children's Hospital at Stanford Obligated Group), VRDN, 1.45%, 3/15/17, Prerefunded at 100% of Par(2)	2,200,000	2,200,836
California Health Facilities Financing Authority Rev., (Lucile Salter Packard Children's Hospital at Stanford Obligated Group), VRDN, 1.45%, 3/15/17, Prerefunded at 100% of Par(2)	1,205,000	1,205,458
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 6.50%, 10/1/18, Prerefunded at 100% of Par(2)	45,000	49,010
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 6.50%, 10/1/18, Prerefunded at 100% of Par(2)	2,335,000	2,543,095
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 5.00%, 7/1/37	1,810,000	2,020,883
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 8/15/19	1,900,000	2,081,583
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 8/15/24	1,250,000	1,429,363
California Infrastructure & Economic Development Bank Rev., (All Sato Kreis Holding LLC), VRDN, 0.82%, 3/2/17 (LOC: Bank of the West)	340,000	340,000
California Municipal Finance Authority COP, (Community Hospitals of Central California Obligated Group), 5.50%, 2/1/19, Prerefunded at 100% of Par(2)	1,450,000	1,576,020
California Municipal Finance Authority Rev., (California Baptist University), 4.00%, 11/1/21(1)	850,000	865,207
California Municipal Finance Authority Rev., (California Baptist University), 4.00%, 11/1/26(1)	1,750,000	1,714,143

California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/23	600,000	669,570
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/24	1,000,000	1,117,850
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/25	1,000,000	1,118,210
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/26	1,000,000	1,114,620
California Municipal Finance Authority Rev., (University of La Verne), 6.25%, 6/1/40	1,500,000	1,696,695
California State Public Works Board Rev., 6.25%, 4/1/19, Prerefunded at 100% of Par(2)	4,000,000	4,438,000
California State Public Works Board Rev., 5.00%, 9/1/22, Prerefunded at 100% of Par(2)	2,035,000	2,410,193
California State Public Works Board Rev., 5.00%, 4/1/24	11,500,000	13,202,575
California State Public Works Board Rev., 5.00%, 4/1/25	5,000,000	5,724,000
California Statewide Communities Development Authority Rev., 5.25%, 10/1/19 (AGM)(2)	110,000	110,428
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/25	1,500,000	1,715,355
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/26	1,500,000	1,723,635
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/27	1,000,000	1,140,400
California Statewide Communities Development Authority Rev., (Kaiser Credit Group), 5.00%, 4/1/42	10,400,000	11,334,024
California Statewide Communities Development Authority Rev., (Kaiser Credit Group), VRDN, 1.59%, 3/2/17	5,000,000	5,002,050
California Statewide Communities Development Authority Rev., (Kaiser Credit Group), VRDN, 5.00%, 5/1/17	2,200,000	2,216,610
California Statewide Communities Development Authority Rev., (Kaiser Credit Group), VRDN, 5.00%, 5/1/17	2,400,000	2,418,120
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 4.00%, 6/1/26(1)	2,385,000	2,337,849
Clovis Unified School District GO, Capital Appreciation, 0.00%, 8/1/29 (NATL)(3)	2,530,000	1,649,838
Foothill-De Anza Community College District GO, 5.00%, 8/1/17 (Ambac)	820,000	835,793
Foothill-Eastern Transportation Corridor Agency Rev., 6.00%, 1/15/49	2,450,000	2,806,548
Foothill-Eastern Transportation Corridor Agency Rev., VRDN, 5.00%, 1/15/18	3,750,000	3,800,175
Foothill-Eastern Transportation Corridor Agency Rev., VRDN, 5.50%, 1/15/23	4,000,000	4,583,400
Golden State Tobacco Securitization Corp. Rev., 4.50%, 6/1/27	8,355,000	8,418,582
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/30	1,750,000	1,979,373
Golden State Tobacco Securitization Corp. Rev., 5.125%, 6/1/47	10,000,000	9,999,400
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	2,225,000	2,488,596
Inland Valley Development Agency Tax Allocation, 5.00%, 9/1/44	2,555,000	2,789,702
Irvine Special Tax, 4.00%, 9/1/27	1,455,000	1,512,996
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/26	1,485,000	1,710,987
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/28	1,250,000	1,425,350
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/29	1,060,000	1,201,065
Kern County COP, 5.00%, 11/1/21 (AGM)	2,875,000	3,297,165
Kern County COP, 5.00%, 11/1/22 (AGM)	2,915,000	3,377,581
Los Angeles Community College District GO, 5.00%, 8/1/18, Prerefunded at 100% of Par(2)	2,250,000	2,383,447
Los Angeles County COP, 5.00%, 9/1/20	900,000	1,011,303
Los Angeles County COP, 5.00%, 9/1/21	1,250,000	1,437,050
Los Angeles Department of Water Rev., 4.00%, 7/1/17	100,000	101,196
Los Angeles Department of Water Rev., 5.00%, 7/1/18	500,000	528,450
Los Angeles Department of Water Rev., 5.00%, 7/1/19	250,000	273,390
Los Angeles Department of Water Rev., 5.00%, 7/1/20	5,000,000	5,505,850
Los Angeles Department of Water Rev., 5.00%, 7/1/20	1,000,000	1,127,950
Los Angeles Department of Water Rev., 5.00%, 7/1/21	500,000	579,700
Los Angeles Unified School District GO, 5.00%, 7/1/18	2,300,000	2,428,639
Los Angeles Unified School District GO, 5.00%, 7/1/18	3,205,000	3,384,256
Metropolitan Water District of Southern California Rev., 5.00%, 7/1/35	2,400,000	2,612,880
Metropolitan Water District of Southern California Rev., VRDN, 1.02%, 3/2/17	7,000,000	6,996,430
Northern California Power Agency Rev., 5.00%, 7/1/19 (AGC)	2,300,000	2,421,808
Northern California Power Agency Rev., 5.00%, 7/1/20 (AGC)	2,500,000	2,631,725

Northern California Power Agency Rev., 5.00%, 7/1/21 (AGC)	5,000,000	5,261,350
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/21	1,100,000	1,272,645
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/26	1,025,000	1,236,140
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/27	1,295,000	1,548,794
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/28	1,000,000	1,184,950
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/34	1,000,000	1,141,500
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/35	800,000	910,656
Oakland Unified School District/Alameda County GO, 6.625%, 8/1/38	1,975,000	2,368,064
Palomar Health COP, 6.00%, 11/1/41	5,985,000	6,516,468
Palomar Health Rev., 5.00%, 11/1/20	1,375,000	1,483,281
Palomar Health Rev., 5.00%, 11/1/22	2,500,000	2,763,425
Palomar Health Rev., 5.00%, 11/1/23	2,500,000	2,784,800
Palomar Health Rev., 5.00%, 11/1/25	2,095,000	2,333,243
Palomar Health Rev., 5.00%, 11/1/26	2,000,000	2,232,140
Palomar Health Rev., 5.00%, 11/1/28	3,500,000	3,831,240
Palomar Health Rev., 5.00%, 11/1/30	3,325,000	3,583,884
Palomar Health Rev., 5.00%, 11/1/31	2,125,000	2,272,858
Plumas Unified School District GO, 5.25%, 8/1/20 (AGM)	1,000,000	1,132,840
Poway Unified School District GO, Capital Appreciation, 0.00%, 8/1/41(3)	5,110,000	1,809,451
Poway Unified School District Public Financing Authority Special Tax, 3.00%, 9/1/19	300,000	310,380
Poway Unified School District Public Financing Authority Special Tax, 4.00%, 9/1/20	300,000	321,912
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/22	325,000	370,032
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/23	1,155,000	1,324,196
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/24	620,000	712,833
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/25	1,035,000	1,194,742
Riverside County Transportation Commission Rev., 5.25%, 6/1/39	2,865,000	3,313,315
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41	4,050,000	4,725,135
San Diego Public Facilities Financing Authority Water Rev., 5.00%, 8/1/20, Prerefunded at 100% of Par(2)	2,000,000	2,258,320
San Diego Public Facilities Financing Authority Water Rev., 5.00%, 8/1/20, Prerefunded at 100% of Par(2)	3,070,000	3,466,521
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/17 (AGC)	4,140,000	4,172,085
San Joaquin Hills Transportation Corridor Agency Rev., 5.00%, 1/15/29	6,000,000	6,682,680
State of California GO, 5.00%, 10/1/17	8,000,000	8,207,520
State of California GO, 5.00%, 11/1/17, Prerefunded at 100% of Par(2)	1,715,000	1,765,421
State of California GO, 5.00%, 7/1/18(2)	870,000	919,259
State of California GO, 5.25%, 9/1/23	25,000,000	28,989,250
State of California GO, 5.00%, 9/1/24	10,000,000	11,659,500
State of California GO, 5.00%, 3/1/26	5,000,000	5,973,000
State of California GO, 5.00%, 12/1/26	3,955,000	4,653,334
State of California GO, 5.00%, 2/1/27	10,000,000	11,528,800
State of California GO, 5.00%, 11/1/27	5,000,000	5,851,600
State of California GO, 5.00%, 2/1/28	10,000,000	11,520,200
State of California GO, 5.75%, 4/1/31	16,630,000	18,190,060
State of California GO, 4.00%, 9/1/32	10,000,000	10,525,500
State of California GO, 5.00%, 11/1/32	1,070,000	1,096,087
State of California GO, 6.00%, 4/1/38	5,000,000	5,517,850
State of California GO, 5.50%, 11/1/39	10,000,000	11,019,700
State of California GO, VRDN, 1.24%, 3/1/17	8,500,000	8,467,360
State of California GO, VRDN, 1.31%, 3/1/17	4,000,000	4,005,280
State of California GO, VRN, 1.54%, 3/2/17	4,000,000	4,018,880

State of California GO, VRN, 1.64%, 3/2/17	1,600,000	1,609,392
State of California GO, VRN, 1.79%, 3/2/17	2,120,000	2,141,688
State of California Department of Water Resources Rev., 5.00%, 6/1/18, Prerefunded at 100% of Par(2)	2,795,000	2,943,834
State of California Department of Water Resources Rev., 5.00%, 12/1/22	205,000	215,670
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/18, Prerefunded at 100% of Par(2)	6,215,000	6,524,880
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/19	5,000,000	5,437,100
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation, 4.00%, 9/1/17 (BAM)	400,000	406,368
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation, 4.00%, 9/1/18 (BAM)	500,000	521,600
Tuolumne Wind Project Authority Rev., 5.625%, 1/1/19, Prerefunded at 100% of Par(2)	2,800,000	3,041,612
Twin Rivers Unified School District COP, VRDN, 3.20%, 6/1/20 (AGM)	5,305,000	5,313,541
University of California Rev., VRDN, 1.40%, 5/15/21	3,350,000	3,322,731
		484,927,692
Colorado — 3.3%
Adams County COP, 5.00%, 12/1/25	2,720,000	3,258,669
Adams County COP, 4.00%, 12/1/26	2,250,000	2,465,212
Adams County COP, 4.00%, 12/1/27	1,310,000	1,424,481
Aurora Rev., (Children's Hospital Colorado Obligated Group), 5.00%, 12/1/40	1,250,000	1,337,837
City & County of Denver Rev., 4.00%, 8/1/46	1,500,000	1,540,305
City & County of Denver Airport System Rev., 5.00%, 11/15/21	2,500,000	2,829,650
City & County of Denver Airport System Rev., 5.00%, 11/15/43	7,500,000	8,290,350
City & County of Denver Airport System Rev. VRDN, 1.41%, 3/1/17	4,000,000	4,006,880
Colorado Educational & Cultural Facilities Authority Rev., (Alexander Dawson School at Rainbow Mountain LLC), 4.00%, 5/15/21	1,865,000	2,020,336
Colorado Educational & Cultural Facilities Authority Rev., (Alexander Dawson School at Rainbow Mountain LLC), 4.00%, 5/15/22	2,100,000	2,286,207
Colorado Educational & Cultural Facilities Authority Rev., (Alexander Dawson School at Rainbow Mountain LLC), 4.00%, 5/15/23	2,085,000	2,275,798
Colorado Educational & Cultural Facilities Authority Rev., (Regis University), 5.00%, 10/1/22	1,935,000	2,171,709
Colorado Educational & Cultural Facilities Authority Rev., (Regis University), 5.00%, 10/1/23	2,060,000	2,324,071
Colorado Educational & Cultural Facilities Authority Rev., (Regis University), 5.00%, 10/1/24	2,165,000	2,453,032
Colorado Health Facilities Authority Rev., (Adventist Health System/Sunbelt Obligated Group), VRDN, 5.00%, 11/15/23	2,000,000	2,332,600
Colorado Health Facilities Authority Rev., (Catholic Health Initiatives), 6.00%, 10/1/23	1,500,000	1,608,705
Colorado Health Facilities Authority Rev., (Covenant Retirement Communities Obligated Group), 5.00%, 12/1/35	1,250,000	1,332,575
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/40	1,000,000	1,085,400
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/45	1,000,000	1,079,540
Denver Convention Center Hotel Authority Rev., 5.00%, 12/1/28	2,300,000	2,618,504
Denver Convention Center Hotel Authority Rev., 5.00%, 12/1/30	2,000,000	2,251,660
Denver Convention Center Hotel Authority Rev., 5.00%, 12/1/31	1,500,000	1,681,920
E-470 Public Highway Authority Rev., VRDN, 1.56%, 3/1/17(4)	2,500,000	2,499,950
E-470 Public Highway Authority Rev., VRDN, 1.67%, 3/1/17(4)	1,000,000	1,000,020
E-470 Public Highway Authority Rev., VRDN, 1.82%, 3/2/17	8,800,000	8,800,000
Jefferson County School District R-1 COP, 5.00%, 12/15/22	1,000,000	1,159,000
Jefferson County School District R-1 COP, 5.00%, 12/15/23	200,000	234,428
Park Creek Metropolitan District Tax Allocation, 5.00%, 12/1/45	3,875,000	4,145,397
Regional Transportation District COP, 5.50%, 6/1/21	2,000,000	2,261,500
Regional Transportation District Rev., 5.00%, 11/1/25	9,800,000	11,372,312
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.25%, 7/15/19	3,600,000	3,880,620
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.25%, 1/15/20	4,835,000	5,246,410
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 7/15/20	2,895,000	3,148,747
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 1/15/21	1,400,000	1,511,804
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 7/15/21	1,400,000	1,507,086

Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 1/15/22	1,400,000	1,504,734
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 7/15/22	1,500,000	1,612,215
Regional Transportation District Rev., (Denver Transit Partners LLC), 6.00%, 1/15/41	1,220,000	1,350,028
University of Colorado Rev., 5.25%, 6/1/19, Prerefunded at 100% of Par(2)	1,400,000	1,530,312
		105,440,004
Connecticut — 1.7%
Connecticut State Health & Educational Facility Authority Rev., (Masonicare Corp. Obligated Group), 4.00%, 7/1/19	1,000,000	1,044,340
Connecticut State Health & Educational Facility Authority Rev., (Masonicare Corp. Obligated Group), 4.00%, 7/1/20	1,000,000	1,053,690
Connecticut State Health & Educational Facility Authority Rev., (Masonicare Corp. Obligated Group), 4.00%, 7/1/21	1,000,000	1,054,150
Connecticut State Health & Educational Facility Authority Rev., (Masonicare Corp. Obligated Group), 5.00%, 7/1/22	2,665,000	2,925,530
Connecticut State Health & Educational Facility Authority Rev., (Quinnipiac University), 5.00%, 7/1/28	5,270,000	6,104,347
Connecticut State Health & Educational Facility Authority Rev., (Yale University), VRDN, 0.875%, 2/8/18	17,900,000	17,909,487
Connecticut State Health & Educational Facility Authority Rev., (Yale University), VRDN, 1.375%, 7/11/18	7,500,000	7,528,275
New Haven GO, 5.00%, 8/1/23 (AGM)	10,000,000	11,225,400
State of Connecticut GO, VRDN, 1.32%, 3/2/17	4,000,000	4,000,120
State of Connecticut, Special Tax Rev., 5.00%, 8/1/28	2,000,000	2,303,020
		55,148,359
District of Columbia — 1.1%
District of Columbia GO, 5.00%, 6/1/20	3,000,000	3,367,410
District of Columbia Rev., 5.00%, 12/1/17	5,000,000	5,165,300
District of Columbia Rev., 5.00%, 12/1/19	5,000,000	5,531,850
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/23	1,000,000	1,173,300
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/24	1,000,000	1,180,210
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/25	1,750,000	2,081,765
District of Columbia Water & Sewer Authority Rev., 5.00%, 10/1/18, Prerefunded at 100% of Par (AGC)(2)	1,200,000	1,278,360
Metropolitan Washington Airports Authority Rev., VRDN, 0.57%, 3/1/17 (LOC: TD Bank N.A.)	6,500,000	6,500,000
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 5.00%, 10/1/39	5,000,000	5,380,200
Washington Metropolitan Area Transit Authority Rev., 5.00%, 7/1/17	5,000,000	5,074,050
		36,732,445
Florida — 5.2%
Broward County Airport System Rev., 5.00%, 10/1/24	2,750,000	3,124,302
Broward County Airport System Rev., 5.00%, 10/1/25	1,000,000	1,126,900
Broward County Airport System Rev., 5.00%, 10/1/26	1,000,000	1,121,220
Citizens Property Insurance Corp. Rev., 6.00%, 6/1/17	2,500,000	2,534,250
Citizens Property Insurance Corp. Rev., 5.00%, 6/1/18	4,440,000	4,661,822
Citizens Property Insurance Corp. Rev., 5.00%, 6/1/20	6,050,000	6,733,347
Escambia County Rev., (Gulf Power Co.), VRDN, 2.10%, 4/11/19	1,500,000	1,522,725
Florida Higher Educational Facilities Financial Authority Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/29	1,000,000	1,120,480
Florida Higher Educational Facilities Financial Authority Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/30	750,000	832,928
Florida Higher Educational Facilities Financial Authority Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/31	1,250,000	1,380,550
Florida Municipal Power Agency Rev., 5.25%, 10/1/19, Prerefunded at 100% of Par(2)	2,000,000	2,212,280
Fort Myers Rev., 4.00%, 12/1/29	170,000	179,721
Fort Myers Rev., 4.00%, 12/1/30	150,000	158,060
Fort Myers Rev., 4.00%, 12/1/31	650,000	682,318
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 5.375%, 6/1/18, Prerefunded at 100% of Par (AGM)(2)	2,000,000	2,112,740
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 5.50%, 6/1/18, Prerefunded at 100% of Par (AGM)(2)	1,000,000	1,057,930
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 5.00%, 6/1/30	1,750,000	1,956,220
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 3.375%, 6/1/31	1,500,000	1,430,265

JEA Electric System Rev., 5.00%, 10/1/17	1,810,000	1,855,865
JEA Electric System Rev., 5.00%, 10/1/21	3,115,000	3,593,931
JEA Electric System Rev., 5.00%, 10/1/22	1,750,000	2,050,405
JEA Electric System Rev., 5.00%, 10/1/23	1,500,000	1,744,035
Lee County School Board COP, 5.00%, 8/1/17	3,370,000	3,431,839
Lee County Transportation Facilities Rev., 5.00%, 10/1/26 (AGM)	2,250,000	2,621,902
Lee County Transportation Facilities Rev., 5.00%, 10/1/27 (AGM)	2,550,000	2,952,925
Manatee County School District COP, 5.00%, 7/1/24 (BAM)	875,000	1,012,296
Manatee County School District COP, 5.00%, 7/1/25 (BAM)	1,400,000	1,622,614
Manatee County School District COP, 5.00%, 7/1/26 (BAM)	750,000	873,720
Manatee County School District COP, 5.00%, 7/1/27 (BAM)	1,215,000	1,402,560
Miami-Dade County Aviation Rev., 5.25%, 10/1/17, Prerefunded at 100% of Par (AGM)(2)	4,650,000	4,774,666
Miami-Dade County Aviation Rev., 5.00%, 10/1/37	2,500,000	2,763,825
Miami-Dade County Aviation Rev., 5.00%, 10/1/41	3,000,000	3,248,250
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/26	2,000,000	2,315,280
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/27	1,500,000	1,725,645
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/29	800,000	915,192
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/30	1,610,000	1,834,370
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/30	1,835,000	2,080,321
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/31	1,000,000	1,135,100
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/31	1,500,000	1,694,205
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/42	9,520,000	10,555,205
Monroe County School District Rev., 5.00%, 10/1/22 (AGM)	400,000	465,652
Monroe County School District Rev., 5.00%, 10/1/23 (AGM)	500,000	585,040
Monroe County School District Rev., 5.00%, 10/1/24 (AGM)	500,000	589,245
Myrtle Creek Improvement District Special Assessment, 4.00%, 5/1/27 (BAM)	1,000,000	1,045,510
Orange County Health Facilities Authority Rev., (Orlando Health Obligated Group), 3.00%, 10/1/32	250,000	226,903
Orange County School Board COP, 5.00%, 8/1/26	8,000,000	9,195,760
Orange County School Board COP, 5.00%, 8/1/27	6,500,000	7,464,340
Orlando Utilities Commission Rev., 6.75%, 10/1/17(2)	175,000	180,696
Orlando Utilities Commission Rev., 5.00%, 4/1/19, Prerefunded at 100% of Par(2)	945,000	1,022,840
Orlando Utilities Commission Rev., 5.00%, 10/1/19	1,500,000	1,649,655
Orlando Utilities Commission Rev., 5.00%, 10/1/21	4,745,000	5,487,118
Orlando Utilities Commission Rev., 5.00%, 10/1/22	1,750,000	2,057,038
Orlando Utilities Commission Rev., 5.00%, 10/1/33	1,265,000	1,358,408
Orlando-Orange County Expressway Authority Rev., 5.00%, 7/1/20, Prerefunded at 100% of Par(2)	1,205,000	1,351,998
Orlando-Orange County Expressway Authority Rev., 5.00%, 7/1/40	1,880,000	2,051,193
Palm Beach County Health Facilities Authority Rev., (Bethesda Healthcare System Obligated Group), 5.25%, 7/1/40 (AGM)	5,850,000	6,286,527
School District of Broward County COP, 5.00%, 7/1/26	12,000,000	13,405,200
South Florida Water Management District COP, 5.00%, 10/1/28	3,000,000	3,487,860
South Florida Water Management District COP, 5.00%, 10/1/30	3,305,000	3,840,344
South Lake County Hospital District Rev., (Southlake Hospital, Inc.), 6.25%, 4/1/39	3,250,000	3,501,615
Sunrise Utility System Rev., 5.20%, 10/1/20, Prerefunded at 100% of Par (Ambac)(2)	430,000	482,189
Sunrise Utility System Rev., 5.20%, 10/1/22 (Ambac)	570,000	605,460
Tallahassee Rev., (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/36	800,000	851,272
Tallahassee Rev., (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/41	1,000,000	1,057,310
Tampa Rev., 6.00%, 10/1/18 (Ambac)	100,000	103,268
Tampa Rev., (BayCare Obligated Group), 4.00%, 11/15/46	3,700,000	3,725,382
Tampa Bay Water Rev., 5.00%, 10/1/17(2)	1,605,000	1,645,173

Tampa Bay Water Rev., 5.00%, 10/1/17(2)	1,490,000	1,527,295
Tampa Bay Water Rev., 5.00%, 10/1/17	5,000	5,129
Tampa Water & Wastewater System Rev., 6.00%, 10/1/17 (AGM)	1,000,000	1,031,750
		166,439,379
Georgia — 0.6%
Athens-Clarke County Unified Government Water & Sewerage Rev., 5.625%, 1/1/19, Prerefunded at 100% of Par(2)	1,200,000	1,302,156
Atlanta Tax Allocation, 5.00%, 1/1/20	625,000	684,706
Atlanta Tax Allocation, 5.00%, 1/1/20	1,000,000	1,095,530
Atlanta Tax Allocation, 5.00%, 1/1/20	950,000	1,040,754
Atlanta Tax Allocation, 5.00%, 1/1/21	200,000	218,404
Atlanta Tax Allocation, 5.00%, 1/1/21	750,000	840,165
Atlanta Tax Allocation, 5.00%, 1/1/23	300,000	343,854
Atlanta Tax Allocation, 5.00%, 1/1/24	300,000	344,850
Atlanta Tax Allocation, 5.00%, 1/1/25	225,000	260,483
Atlanta Tax Allocation, 5.00%, 1/1/26	300,000	349,575
Atlanta Tax Allocation, 5.00%, 1/1/27	300,000	349,575
Georgia State Road & Tollway Authority Rev., 5.00%, 6/1/21	4,000,000	4,330,280
Marietta Development Authority Rev., (Life University, Inc.), 6.25%, 6/15/20	495,000	509,162
Municipal Electric Authority of Georgia Rev., 5.50%, 7/1/18, Prerefunded at 100% of Par(2)	3,550,000	3,770,206
Municipal Electric Authority of Georgia Rev., 5.50%, 1/1/26	1,250,000	1,324,425
Private Colleges & Universities Authority Rev., (Emory University), 5.00%, 9/1/35	1,000,000	1,083,780
Private Colleges & Universities Authority Rev., (Savannah College of Art & Design, Inc.), 5.00%, 4/1/44	1,500,000	1,596,540
		19,444,445
Guam — 0.3%
Guam Government GO, 6.00%, 11/15/19	3,175,000	3,373,533
Guam Government Department of Education COP, 6.875%, 12/1/40	1,500,000	1,588,815
Guam Government Power Authority Rev., 5.00%, 10/1/20 (AGM)	1,000,000	1,105,640
Guam Government Power Authority Rev., 5.00%, 10/1/26 (AGM)	2,000,000	2,266,060
Guam Government Power Authority Rev., 5.00%, 10/1/27 (AGM)	1,000,000	1,133,030
		9,467,078
Hawaii — 0.7%
City & County Honolulu Wastewater System Rev., 5.00%, 7/1/22, Prerefunded at 100% of Par(2)	905,000	1,064,977
Hawai'i Pacific Health Rev., (Hawai'i Pacific Health Obligated Group), 5.50%, 7/1/40	2,500,000	2,686,500
Hawai'i Pacific Health Rev., (Hawai'i Pacific Health Obligated Group), 5.75%, 7/1/40	1,000,000	1,084,450
State of Hawaii GO, 5.00%, 8/1/23	6,000,000	7,143,300
State of Hawaii GO, 5.00%, 12/1/23	10,000,000	11,439,600
		23,418,827
Idaho — 0.1%
Idaho Health Facilities Authority Rev., (St. Luke's Health System Obligated Group), 5.00%, 7/1/35 (AGM)	500,000	536,660
Idaho Housing & Finance Association Rev., 5.00%, 7/15/29	3,000,000	3,304,380
		3,841,040
Illinois — 8.2%
Adams County School District No. 172 GO, 5.00%, 2/1/24 (AGM)	1,175,000	1,344,952
Adams County School District No. 172 GO, 5.00%, 2/1/28 (AGM)	1,670,000	1,906,589
Adams County School District No. 172 GO, 4.00%, 2/1/30 (AGM)	1,000,000	1,043,280
Chicago GO, 5.00%, 1/1/25	10,000,000	10,063,800
Chicago GO, 6.00%, 1/1/38	5,000,000	5,160,750
Chicago Midway International Airport Rev., 5.00%, 1/1/19	800,000	855,800
Chicago Midway International Airport Rev., 5.00%, 1/1/21	800,000	900,616

Chicago Midway International Airport Rev., 5.00%, 1/1/22	600,000	685,932
Chicago O'Hare International Airport Rev., 5.25%, 1/1/18 (NATL)	5,000,000	5,182,350
Chicago O'Hare International Airport Rev., 5.00%, 1/1/22	1,000,000	1,115,480
Chicago O'Hare International Airport Rev., 5.00%, 1/1/23	1,500,000	1,737,930
Chicago O'Hare International Airport Rev., 5.00%, 1/1/24	4,000,000	4,666,200
Chicago O'Hare International Airport Rev., 5.00%, 1/1/29	9,200,000	10,415,044
Chicago O'Hare International Airport Rev., 5.75%, 1/1/39	2,000,000	2,253,040
Chicago Wastewater Transmission Rev., 5.00%, 1/1/29	1,100,000	1,200,969
Chicago Wastewater Transmission Rev., 5.00%, 1/1/31	1,000,000	1,081,030
Chicago Wastewater Transmission Rev., 5.00%, 1/1/32	1,000,000	1,076,020
Chicago Wastewater Transmission Rev., 5.00%, 1/1/34	755,000	809,028
Chicago Wastewater Transmission Rev., 5.00%, 1/1/35	755,000	806,921
Chicago Wastewater Transmission Rev., 5.00%, 1/1/39	2,300,000	2,440,599
Chicago Wastewater Transmission Rev., 5.00%, 1/1/39	1,510,000	1,606,519
Chicago Waterworks Rev., 5.00%, 11/1/23	3,750,000	4,247,288
Chicago Waterworks Rev., 5.00%, 11/1/24	10,000,000	11,360,200
Chicago Waterworks Rev., 5.00%, 11/1/25	5,000,000	5,674,750
Chicago Waterworks Rev., 5.00%, 11/1/26	2,000,000	2,285,500
Chicago Waterworks Rev., 5.00%, 11/1/27	2,250,000	2,531,070
Chicago Waterworks Rev., 5.00%, 11/1/39	2,550,000	2,737,884
Cook County GO, 5.00%, 11/15/25	3,600,000	4,086,324
Cook County GO, 5.00%, 11/15/27	2,800,000	3,167,556
Cook County GO, 5.00%, 11/15/28	4,150,000	4,660,948
Cook County GO, 5.00%, 11/15/29	3,100,000	3,457,678
Cook County GO, 5.00%, 11/15/30	2,500,000	2,774,350
Cook County GO, 5.00%, 11/15/31	2,350,000	2,593,225
Cook County Community High School District No. 212 Leyden Rev., 5.00%, 12/1/23 (BAM)	1,000,000	1,147,880
Cook County Community High School District No. 212 Leyden Rev., 5.00%, 12/1/25 (BAM)	1,800,000	2,056,590
Cook County Community High School District No. 212 Leyden Rev., 5.00%, 12/1/27 (BAM)	1,190,000	1,343,629
Illinois Finance Authority Rev., (Advocate Health Care Network Obligated Group), 5.00%, 5/1/22	1,500,000	1,735,905
Illinois Finance Authority Rev., (Carle Foundation Obligated Group), 6.00%, 8/15/41	2,000,000	2,273,980
Illinois Finance Authority Rev., (CDH-Delnor Health System), 5.00%, 11/1/27	3,340,000	3,649,284
Illinois Finance Authority Rev., (DePaul University), 4.00%, 10/1/31	750,000	783,420
Illinois Finance Authority Rev., (Illinois Wesleyan University), 5.00%, 9/1/23	1,175,000	1,324,836
Illinois Finance Authority Rev., (Illinois Wesleyan University), 5.00%, 9/1/24	1,235,000	1,397,563
Illinois Finance Authority Rev., (Illinois Wesleyan University), 5.00%, 9/1/25	1,295,000	1,462,949
Illinois Finance Authority Rev., (Illinois Wesleyan University), 5.00%, 9/1/29	1,575,000	1,755,227
Illinois Finance Authority Rev., (Illinois Wesleyan University), 5.00%, 9/1/36	2,000,000	2,156,880
Illinois Finance Authority Rev., (Illinois Wesleyan University), 4.00%, 9/1/41	2,550,000	2,387,055
Illinois Finance Authority Rev., (Mercy Health Corp. Obligated Group), 5.00%, 12/1/24	2,000,000	2,300,180
Illinois Finance Authority Rev., (Mercy Health Corp. Obligated Group), 5.00%, 12/1/26	2,715,000	3,114,702
Illinois Finance Authority Rev., (Mercy Health Corp. Obligated Group), 4.00%, 12/1/30	5,000,000	5,089,600
Illinois Finance Authority Rev., (Presence Health Network Obligated Group), 4.00%, 2/15/36	7,600,000	6,616,560
Illinois Finance Authority Rev., (Presence Health Network Obligated Group), 5.00%, 2/15/41	1,500,000	1,516,395
Illinois Finance Authority Rev., (Rush University Medical Center Obligated Group), 5.00%, 11/15/29	5,000,000	5,629,500
Illinois Finance Authority Rev., (Rush University Medical Center Obligated Group), 5.00%, 11/15/29	5,475,000	6,164,302
Illinois Finance Authority Rev., (Swedish Covenant Hospital Obligated Group), 5.00%, 8/15/20	1,045,000	1,141,621
Illinois Finance Authority Rev., (Swedish Covenant Hospital Obligated Group), 5.00%, 8/15/22	825,000	920,312
Illinois Finance Authority Rev., (Swedish Covenant Hospital Obligated Group), 5.00%, 8/15/23	1,000,000	1,117,140

Illinois Finance Authority Rev., (University of Chicago), VRDN, 1.10%, 2/15/18	3,875,000	3,879,650
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/36	15,200,000	16,761,952
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/39	2,500,000	2,769,575
Railsplitter Tobacco Settlement Authority Rev., 5.00%, 6/1/17	6,150,000	6,215,067
Railsplitter Tobacco Settlement Authority Rev., 5.25%, 6/1/21	10,000,000	11,396,100
Regional Transportation Authority Rev., 7.20%, 11/1/20 (Ambac)	455,000	511,393
Springfield Electric Rev., 5.00%, 3/1/20	1,000,000	1,099,380
Springfield Electric Rev., 5.00%, 3/1/21	1,000,000	1,122,680
Springfield Electric Rev., 5.00%, 3/1/22	1,750,000	1,995,630
Springfield Electric Rev., 5.00%, 3/1/23	1,245,000	1,436,207
Springfield Electric Rev., 5.00%, 3/1/24	2,000,000	2,324,060
State of Illinois GO, 5.00%, 5/1/22	5,000,000	5,312,300
State of Illinois GO, 5.00%, 2/1/26	4,000,000	4,197,720
State of Illinois GO, 5.50%, 7/1/38	5,000,000	5,208,500
State of Illinois GO, 5.00%, 2/1/39	3,000,000	3,001,620
State of Illinois GO, 5.00%, 5/1/39	6,080,000	6,083,222
Village of Bellwood GO, 5.00%, 12/1/21 (AGM)	1,000,000	1,120,750
Village of Bellwood GO, 5.00%, 12/1/22 (AGM)	1,050,000	1,190,973
Village of Bellwood GO, 5.00%, 12/1/24 (AGM)	800,000	915,824
Village of Bellwood GO, 5.00%, 12/1/25 (AGM)	1,500,000	1,720,560
Village of Bellwood GO, 5.00%, 12/1/26 (AGM)	1,000,000	1,156,380
Village of Bellwood GO, 5.00%, 12/1/28 (AGM)	1,000,000	1,140,270
Village of Crestwood GO, 4.00%, 12/15/20 (BAM)	835,000	888,440
Village of Crestwood GO, 4.00%, 12/15/22 (BAM)	600,000	641,742
Village of Crestwood GO, 5.00%, 12/15/24 (BAM)	750,000	841,823
Village of Crestwood GO, 5.00%, 12/15/26 (BAM)	1,000,000	1,107,900
Village of Crestwood GO, 5.00%, 12/15/28 (BAM)	905,000	992,876
Will County Community Unit School District No. 201-U Crete-Monee GO, 5.00%, 1/1/27 (AGM)	6,280,000	7,191,102
Winnebago-Boone Etc Counties Community College District No. 511 Rock Valley Clg GO, 4.00%, 1/1/19 (AGM)	6,070,000	6,362,635
Winnebago-Boone Etc Counties Community College District No. 511 Rock Valley Clg GO, 5.00%, 1/1/20 (AGM)	2,735,000	2,994,661
		264,596,124
Indiana — 1.5%
Indiana Finance Authority Rev., 5.00%, 2/1/23	1,735,000	2,022,038
Indiana Finance Authority Rev., 5.00%, 2/1/24	2,200,000	2,569,116
Indiana Finance Authority Rev., 5.00%, 2/1/26	3,030,000	3,594,974
Indiana Finance Authority Rev., 5.00%, 2/1/27	1,120,000	1,317,075
Indiana Finance Authority Rev., 5.25%, 2/1/27	2,000,000	2,392,780
Indiana Finance Authority Rev., 5.00%, 2/1/28	2,005,000	2,341,319
Indiana Finance Authority Rev., 5.00%, 2/1/29	2,500,000	2,892,725
Indiana Finance Authority Rev., (CWA Authority, Inc.), 5.25%, 10/1/23	2,645,000	3,061,826
Indiana Finance Authority Rev., (CWA Authority, Inc.), 5.25%, 10/1/24	3,025,000	3,495,902
Indiana Finance Authority Rev., (CWA Authority, Inc.), 5.25%, 10/1/25	1,750,000	2,016,577
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 4.00%, 4/1/17	1,000,000	1,002,250
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/28	1,880,000	2,065,293
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/29	1,000,000	1,090,470
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/30	1,030,000	1,116,922
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/31	1,050,000	1,130,839
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/20	1,000,000	1,105,370
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/22	1,300,000	1,475,877

Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/24	1,000,000	1,143,770
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/25	1,150,000	1,299,270
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/27	1,250,000	1,390,975
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/29	1,465,000	1,608,658
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/31	1,250,000	1,361,287
Indiana University Rev., 5.00%, 8/1/17	2,000,000	2,037,640
Indiana University Rev., 5.00%, 8/1/19	4,200,000	4,598,790
		48,131,743
Iowa — 0.1%
State of Iowa Rev., 5.00%, 6/1/19, Prerefunded at 100% of Par(2)	2,500,000	2,721,150
Kansas — 0.1%
Wyandotte County-Kansas City Unified Government Utility System Rev., 5.00%, 9/1/21	800,000	908,128
Wyandotte County-Kansas City Unified Government Utility System Rev., 5.00%, 9/1/23	895,000	1,032,105
		1,940,233
Kentucky — 1.3%
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 4.00%, 2/1/20	400,000	422,592
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 4.00%, 2/1/21	535,000	570,353
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 4.00%, 2/1/36	2,000,000	1,883,180
Christian County Rev., (Jennie Stuart Medical Center Obligated Group), 5.00%, 2/1/26	2,420,000	2,522,511
Christian County Rev., (Jennie Stuart Medical Center Obligated Group), 5.50%, 2/1/44	3,665,000	3,744,641
Kenton County Airport Board Rev., 5.00%, 1/1/23	825,000	949,979
Kenton County Airport Board Rev., 5.00%, 1/1/24	750,000	870,795
Kenton County Airport Board Rev., 5.00%, 1/1/26	1,330,000	1,546,404
Kentucky Asset Liability Commission Rev., 5.00%, 9/1/20	4,135,000	4,626,734
Kentucky Economic Development Finance Authority Rev., (Baptist Healthcare System Obligated Group), 5.375%, 8/15/24	3,000,000	3,160,290
Kentucky Economic Development Finance Authority Rev., (Baptist Healthcare System Obligated Group), 5.625%, 8/15/27	1,250,000	1,310,900
Kentucky Public Transportation Infrastructure Authority Rev., 5.00%, 7/1/17	8,850,000	8,955,846
Kentucky Turnpike Authority Rev., 5.00%, 7/1/19	1,000,000	1,085,530
Kentucky Turnpike Authority Rev., 5.00%, 7/1/20	1,500,000	1,672,545
Paducah Electric Plant Board Rev., 5.00%, 10/1/24 (AGM)	1,500,000	1,732,830
Paducah Electric Plant Board Rev., 5.00%, 10/1/25 (AGM)	1,500,000	1,739,850
Paducah Electric Plant Board Rev., 5.00%, 10/1/26 (AGM)	1,100,000	1,283,909
Paducah Electric Plant Board Rev., 5.00%, 10/1/27 (AGM)	2,000,000	2,314,960
Paducah Electric Plant Board Rev., 5.00%, 10/1/28 (AGM)	2,245,000	2,577,417
		42,971,266
Louisiana — 1.3%
Louisiana Public Facilities Authority Rev., (Black & Gold Facilities, Inc.), 5.00%, 7/1/17, Prerefunded at 100% of Par (AGC)(2)	1,465,000	1,486,755
Louisiana Public Facilities Authority Rev., (Entergy Louisiana LLC), 3.375%, 9/1/28	10,000,000	10,012,200
Louisiana Public Facilities Authority Rev., (Lafayette General Health System, Inc. Obligated Group), 5.00%, 11/1/45	6,000,000	6,363,540
Louisiana Public Facilities Authority Rev., (Loyola University New Orleans), Capital Appreciation, 0.00%, 10/1/19(3)	1,000,000	938,710
Louisiana Public Facilities Authority Rev., (Loyola University New Orleans), Capital Appreciation, 0.00%, 10/1/20(3)	1,760,000	1,599,928
Louisiana Public Facilities Authority Rev., (Loyola University New Orleans), Capital Appreciation, 0.00%, 10/1/21(3)	1,000,000	871,610
Louisiana Public Facilities Authority Rev., (Loyola University New Orleans), Capital Appreciation, 0.00%, 10/1/22(3)	1,450,000	1,210,822
Louisiana Public Facilities Authority Rev., (Loyola University New Orleans), Capital Appreciation, 0.00%, 10/1/23(3)	1,000,000	795,560
Louisiana Public Facilities Authority Rev., (Ochsner Clinic Foundation), 5.00%, 5/15/29	1,000,000	1,132,730
Louisiana Public Facilities Authority Rev., (Ochsner Clinic Foundation), 5.00%, 5/15/30	1,000,000	1,123,300
Louisiana Public Facilities Authority Rev., (Ochsner Clinic Foundation), 3.00%, 5/15/31	1,500,000	1,397,325
New Orleans GO, 5.00%, 12/1/21	6,000,000	6,874,020

New Orleans Sewerage Service Rev., 5.00%, 6/1/17	750,000	758,108
New Orleans Sewerage Service Rev., 5.00%, 6/1/18	500,000	524,260
New Orleans Sewerage Service Rev., 5.00%, 6/1/19	350,000	378,599
New Orleans Sewerage Service Rev., 5.00%, 6/1/21	400,000	452,084
New Orleans Sewerage Service Rev., 5.00%, 6/1/23	250,000	289,473
New Orleans Sewerage Service Rev., 5.00%, 6/1/24	200,000	231,962
New Orleans Sewerage Service Rev., 5.00%, 6/1/45	1,660,000	1,802,411
Regional Transit Authority Rev., 5.00%, 12/1/17 (AGM)	1,000,000	1,031,880
Regional Transit Authority Rev., 5.00%, 12/1/19 (AGM)	1,000,000	1,099,520
Regional Transit Authority Rev., 5.00%, 12/1/20 (AGM)	1,250,000	1,406,000
		41,780,797
Maine — 0.1%
Portland General Airport Rev., 5.00%, 1/1/40 (AGM)	1,795,000	1,888,520
Maryland — 0.9%
Baltimore Rev., 4.25%, 6/1/26	2,135,000	2,109,508
Baltimore Rev., 4.75%, 6/1/31	1,500,000	1,467,960
Maryland Economic Development Corp. Rev., 4.00%, 7/1/24 (AGM)	300,000	333,411
Maryland Economic Development Corp. Rev., 4.00%, 7/1/25 (AGM)	330,000	366,534
Maryland Economic Development Corp. Rev., 4.00%, 7/1/26 (AGM)	375,000	416,809
Maryland Economic Development Corp. Rev., 5.00%, 6/1/35 (AGM)	1,230,000	1,393,492
Maryland Economic Development Corp. Rev., 5.00%, 6/1/43 (AGM)	1,000,000	1,117,700
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.75%, 6/1/35	1,000,000	1,075,360
Maryland Health & Higher Educational Facilities Authority Rev., (Adventist Healthcare Obligated Group), 5.00%, 1/1/20	500,000	536,200
Maryland Health & Higher Educational Facilities Authority Rev., (Adventist Healthcare Obligated Group), 5.00%, 1/1/21	500,000	544,160
Maryland Health & Higher Educational Facilities Authority Rev., (Adventist Healthcare Obligated Group), 5.50%, 1/1/46	3,585,000	3,954,291
Maryland Health & Higher Educational Facilities Authority Rev., (Johns Hopkins University), 5.25%, 7/1/38	1,645,000	1,731,116
Maryland Health & Higher Educational Facilities Authority Rev., (Maryland Institute College of Art), 5.00%, 6/1/32(4)	460,000	508,663
Maryland Health & Higher Educational Facilities Authority Rev., (Maryland Institute College of Art), 5.00%, 6/1/34(4)	675,000	738,646
Maryland Health & Higher Educational Facilities Authority Rev., (Maryland Institute College of Art), 4.00%, 6/1/42	1,250,000	1,222,675
Maryland Health & Higher Educational Facilities Authority Rev., (Maryland Institute College of Art), 5.00%, 6/1/42(4)	1,000,000	1,081,320
Maryland Health & Higher Educational Facilities Authority Rev., (Mercy Medical Center Obligated Group), 4.00%, 7/1/42	4,700,000	4,561,162
State of Maryland GO, 5.25%, 8/15/18	4,000,000	4,258,080
		27,417,087
Massachusetts — 2.1%
Massachusetts Bay Transportation Authority Rev., 5.25%, 7/1/18, Prerefunded at 100% of Par(2)	1,015,000	1,075,149
Massachusetts Bay Transportation Authority Rev., 5.25%, 7/1/18, Prerefunded at 100% of Par(2)	2,485,000	2,632,261
Massachusetts Development Finance Agency Rev., (Bentley University), 5.00%, 7/1/40	1,100,000	1,235,124
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/22	570,000	630,471
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/23	400,000	446,420
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/25	525,000	589,286
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/26	550,000	619,377
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/31	475,000	526,765
Massachusetts Development Finance Agency Rev., (President & Fellows of Harvard College), 5.50%, 11/15/18, Prerefunded at 100% of Par(2)	1,715,000	1,850,382
Massachusetts Development Finance Agency Rev., (President & Fellows of Harvard College), 5.50%, 11/15/18, Prerefunded at 100% of Par(2)	5,285,000	5,702,198
Massachusetts Development Finance Agency Rev., (Provident Commonwealth Education Resources, Inc.), 5.00%, 10/1/20	500,000	543,975
Massachusetts Development Finance Agency Rev., (Provident Commonwealth Education Resources, Inc.), 5.00%, 10/1/21	555,000	611,388

Massachusetts Development Finance Agency Rev., (Provident Commonwealth Education Resources, Inc.), 5.00%, 10/1/22	1,370,000	1,523,714
Massachusetts Development Finance Agency Rev., (Provident Commonwealth Education Resources, Inc.), 5.00%, 10/1/23	2,210,000	2,466,957
Massachusetts Development Finance Agency Rev., (Provident Commonwealth Education Resources, Inc.), 5.00%, 10/1/30	1,130,000	1,233,474
Massachusetts Development Finance Agency Rev., (Provident Commonwealth Education Resources, Inc.), 5.00%, 10/1/31	1,200,000	1,304,868
Massachusetts Development Finance Agency Rev., (South Shore Hospital, Inc.), 5.00%, 7/1/25	250,000	292,688
Massachusetts Development Finance Agency Rev., (South Shore Hospital, Inc.), 5.00%, 7/1/26	1,000,000	1,178,820
Massachusetts Development Finance Agency Rev., (South Shore Hospital, Inc.), 5.00%, 7/1/27	1,100,000	1,282,435
Massachusetts Development Finance Agency Rev., (UMass Memorial Health Care Obligated Group), 5.00%, 7/1/41	1,850,000	1,983,977
Massachusetts Health & Educational Facilities Authority Rev., (Foundation of Massachusetts Eye & Ear Obligated Group), 5.375%, 7/1/35	2,000,000	2,136,080
Massachusetts Health & Educational Facilities Authority Rev., (UMass Memorial Health Care Obligated Group), 5.00%, 7/1/21	1,050,000	1,155,598
Massachusetts Port Authority Rev., 4.00%, 7/1/18	1,305,000	1,360,606
Massachusetts Port Authority Rev., 5.00%, 7/1/19	250,000	272,840
Massachusetts Port Authority Rev., 4.00%, 7/1/22	2,655,000	2,976,388
Massachusetts School Building Authority Rev., 5.00%, 8/15/30	8,000,000	9,242,640
Massachusetts School Building Authority Rev., 5.00%, 8/15/30	3,575,000	4,083,687
Massachusetts School Building Authority Rev., 5.00%, 10/15/32	6,630,000	7,483,082
Massachusetts Transportation Fund Rev., 5.00%, 6/1/21, Prerefunded at 100% of Par(2)	1,755,000	2,017,601
Massachusetts Transportation Fund Rev., 5.00%, 6/1/21, Prerefunded at 100% of Par(2)	1,000,000	1,149,630
Massachusetts Transportation Trust Fund Metropolitan Highway System Rev., 5.00%, 1/1/23	1,000,000	1,099,640
Massachusetts Transportation Trust Fund Metropolitan Highway System Rev., 5.00%, 1/1/24	6,000,000	6,594,300
		67,301,821
Michigan — 4.8%
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/24	870,000	958,888
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/25	1,470,000	1,617,794
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/26	1,575,000	1,737,556
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/27	1,655,000	1,827,103
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/29	1,825,000	1,975,289
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/33	1,970,000	2,090,623
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/34	1,830,000	1,926,825
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/35	2,445,000	2,554,243
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/36	2,565,000	2,679,604
Detroit City School District GO, 5.00%, 5/1/28 (Q-SBLF)	6,500,000	7,040,800
Detroit City School District GO, 5.00%, 5/1/31 (Q-SBLF)	5,000,000	5,366,650
Detroit Sewage Disposal System Rev., (Great Lakes Water Authority Sewage Disposal System Rev.), 5.25%, 7/1/39	20,250,000	21,869,797
Detroit Water Supply System Rev., (Great Lakes Water Authority Water Supply System Rev.), 5.00%, 7/1/17	1,300,000	1,317,758
Detroit Water Supply System Rev., (Great Lakes Water Authority Water Supply System Rev.), 5.00%, 7/1/36	1,000,000	1,058,650
Lansing Board of Water & Light Rev., 5.00%, 7/1/27	5,000,000	5,643,000
Lincoln Consolidated School District GO, 5.00%, 5/1/21 (AGM Q-SBLF)	1,000,000	1,129,710
Lincoln Consolidated School District GO, 5.00%, 5/1/22 (AGM Q-SBLF)	500,000	570,490
Lincoln Consolidated School District GO, 5.00%, 5/1/23 (AGM Q-SBLF)	1,000,000	1,151,080
Lincoln Consolidated School District GO, 5.00%, 5/1/24 (AGM Q-SBLF)	1,000,000	1,157,090
Lincoln Consolidated School District GO, 5.00%, 5/1/25 (AGM Q-SBLF)	1,000,000	1,161,860
Lincoln Consolidated School District GO, 5.00%, 5/1/33 (AGM Q-SBLF)	1,480,000	1,660,279
Lincoln Consolidated School District GO, 5.00%, 5/1/34 (AGM Q-SBLF)	1,630,000	1,821,737
Michigan Finance Authority Rev., 5.00%, 10/1/27	3,030,000	3,449,079
Michigan Finance Authority Rev., 5.00%, 10/1/28	3,465,000	3,921,583

Michigan Finance Authority Rev., (Ascension Health Credit Group), VRDN, 1.10%, 8/15/19	3,000,000	2,984,070
Michigan Finance Authority Rev., (Beaumont Health Obligated Group), 4.00%, 11/1/46	5,000,000	4,965,350
Michigan Finance Authority Rev., (Great Lakes Water Authority Sewage Disposal System Rev.), 5.00%, 7/1/33	2,000,000	2,189,940
Michigan Finance Authority Rev., (Great Lakes Water Authority Water Supply System Rev.), 5.00%, 7/1/34	1,500,000	1,636,380
Michigan Finance Authority Rev., (Henry Ford Health System Obligated Group), 5.00%, 11/15/28	4,370,000	4,981,975
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/25	1,000,000	1,163,420
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/27	1,400,000	1,607,018
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/28	1,250,000	1,426,362
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/29	1,565,000	1,777,026
Michigan State Building Authority Rev., 5.25%, 10/15/20	4,000,000	4,387,320
Michigan State Building Authority Rev., 5.00%, 4/15/25	1,750,000	2,065,997
Michigan State Building Authority Rev., 5.00%, 4/15/26	750,000	892,373
Michigan State Hospital Finance Authority Rev., (Ascension Health Credit Group), VRDN, 1.625%, 11/1/19	6,970,000	6,995,022
Michigan State Hospital Finance Authority Rev., (McLaren Health Care Corp.), 5.00%, 6/1/17	1,600,000	1,617,264
Michigan Strategic Fund Rev., (DTE Electric Co.), VRDN, 1.45%, 9/1/21	2,500,000	2,443,400
Michigan Strategic Fund Rev., (DTE Electric Co.), VRDN, 1.45%, 9/1/21	1,375,000	1,343,870
Port Huron Area School District GO, 4.00%, 5/1/30 (AGM)	1,080,000	1,144,076
Port Huron Area School District GO, 4.00%, 5/1/31 (AGM)	2,005,000	2,108,759
Saginaw Water Supply System Rev., 4.00%, 7/1/20 (AGM)	350,000	376,866
Saginaw Water Supply System Rev., 4.00%, 7/1/22 (AGM)	1,335,000	1,462,185
Saginaw Water Supply System Rev., 4.00%, 7/1/24 (AGM)	1,380,000	1,515,599
Saginaw Water Supply System Rev., 4.00%, 7/1/26 (AGM)	1,530,000	1,674,065
State of Michigan Rev., 5.00%, 3/15/25	11,000,000	12,968,560
Wayne County Airport Authority Rev., 5.00%, 12/1/18 (NATL)	3,000,000	3,091,050
Wayne County Airport Authority Rev., 5.00%, 12/1/19 (NATL)	2,000,000	2,060,400
Wayne County Airport Authority Rev., 5.00%, 12/1/30	1,000,000	1,108,370
Wayne County Airport Authority Rev., 5.00%, 12/1/31	650,000	718,497
Wayne County Airport Authority Rev., 5.00%, 12/1/32	1,175,000	1,292,947
Wayne County Airport Authority Rev., 5.00%, 12/1/34	1,150,000	1,255,639
Ypsilanti School District GO, 5.00%, 5/1/21 (Q-SBLF)	510,000	570,695
Ypsilanti School District GO, 5.00%, 5/1/23 (Q-SBLF)	1,070,000	1,218,463
Ypsilanti School District GO, 5.00%, 5/1/24 (Q-SBLF)	2,000,000	2,286,960
Ypsilanti School District GO, 5.00%, 5/1/28 (Q-SBLF)	2,455,000	2,776,728
		155,794,134
Minnesota — 0.5%
Minnesota Higher Education Facilities Authority Rev., (College of St. Benedict), 4.00%, 3/1/43	1,000,000	1,001,500
Rochester Rev., (Mayo Clinic), VRDN, 4.50%, 11/15/21	6,000,000	6,773,820
St. Cloud Rev., (CentraCare Health System Obligated Group), 5.00%, 5/1/28	2,000,000	2,337,920
St. Cloud Rev., (CentraCare Health System Obligated Group), 5.00%, 5/1/30	1,000,000	1,156,160
State of Minnesota GO, 5.00%, 8/1/19	5,000,000	5,475,200
		16,744,600
Mississippi — 0.8%
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/20	645,000	707,449
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/21	1,000,000	1,115,750
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/22	1,000,000	1,128,270
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/23	1,500,000	1,699,365
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/30	2,000,000	2,225,400
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/31	1,000,000	1,107,670
Jackson Water & Sewer System Rev., 4.00%, 9/1/18 (BAM)	380,000	393,612

Jackson Water & Sewer System Rev., 4.00%, 9/1/20 (BAM)	625,000	665,606
Jackson Water & Sewer System Rev., 4.00%, 9/1/22 (BAM)	550,000	592,498
Jackson Water & Sewer System Rev., 4.00%, 9/1/23 (BAM)	580,000	622,572
Mississippi Development Bank Rev., 5.00%, 7/1/19 (Ambac)	4,160,000	4,489,722
Mississippi Development Bank Rev., 6.875%, 12/1/40 (AGM)	4,250,000	5,426,442
State of Mississippi GO, 5.00%, 12/1/27	5,000,000	5,875,400
		26,049,756
Missouri — 0.8%
Boone County Rev., (Boone County Hospital), 5.00%, 8/1/24	3,030,000	3,431,869
Boone County Rev., (Boone County Hospital), 5.00%, 8/1/26	3,340,000	3,774,501
Boone County Rev., (Boone County Hospital), 5.00%, 8/1/28	1,685,000	1,877,073
Health & Educational Facilities Authority of the State of Missouri Rev., (Washington University in St. Louis), 5.375%, 3/15/18, Prerefunded at 100% of Par(2)	2,250,000	2,357,033
Kirkwood Industrial Development Authority Rev., (Ashfield Active Living and Wellness Communities, Inc.), 5.00%, 5/15/19(4)	1,475,000	1,557,718
Kirkwood Industrial Development Authority Rev., (Ashfield Active Living and Wellness Communities, Inc.), 5.00%, 5/15/23(4)	1,790,000	1,946,052
Kirkwood Industrial Development Authority Rev., (Ashfield Active Living and Wellness Communities, Inc.), 5.00%, 5/15/24(4)	380,000	410,924
Kirkwood Industrial Development Authority Rev., (Ashfield Active Living and Wellness Communities, Inc.), 5.00%, 5/15/25(4)	975,000	1,045,522
Kirkwood Industrial Development Authority Rev., (Ashfield Active Living and Wellness Communities, Inc.), 5.00%, 5/15/26(4)	1,000,000	1,064,760
Kirkwood Industrial Development Authority Rev., (Ashfield Active Living and Wellness Communities, Inc.), 5.00%, 5/15/27(4)	1,100,000	1,168,189
Kirkwood Industrial Development Authority Rev., (Ashfield Active Living and Wellness Communities, Inc.), 5.25%, 5/15/28(4)	1,135,000	1,218,842
Missouri Highway & Transportation Commission Rev., 5.00%, 5/1/18	2,700,000	2,833,434
Missouri State Environmental Improvement & Energy Resources Authority Rev., 5.00%, 1/1/22	335,000	389,722
Missouri State Environmental Improvement & Energy Resources Authority Rev., 5.00%, 1/1/23	300,000	354,093
Missouri State Environmental Improvement & Energy Resources Authority Rev., 5.00%, 7/1/23	400,000	475,992
Missouri State Environmental Improvement & Energy Resources Authority Rev., 5.00%, 1/1/24	700,000	834,624
Missouri State Environmental Improvement & Energy Resources Authority Rev., 5.00%, 1/1/25	1,000,000	1,204,630
St. Louis County Industrial Development Authority Rev., (Ranken-Jordan Pediatric Speciality Hospital), 5.00%, 11/15/41	1,000,000	980,460
		26,925,438
Nebraska — 0.4%
Central Plains Energy Project Rev., 5.00%, 9/1/22	2,500,000	2,833,500
Douglas County Hospital Authority No. 2 Rev., (Nebraska Medicine Obligated Group), 5.00%, 5/15/20	1,390,000	1,546,500
Douglas County Hospital Authority No. 2 Rev., (Nebraska Medicine Obligated Group), 5.00%, 5/15/21	845,000	960,427
Douglas County Hospital Authority No. 2 Rev., (Nebraska Medicine Obligated Group), 5.00%, 5/15/22	635,000	732,669
Douglas County Hospital Authority No. 3 Rev., (Nebraska Methodist Health Obligated Group), 5.00%, 11/1/45	4,100,000	4,410,247
Nebraska Public Power District Rev., 5.00%, 1/1/18, Prerefunded at 100% of Par(2)	2,500,000	2,589,600
		13,072,943
Nevada — 0.4%
Henderson Local Improvement Districts Special Assessment, 4.00%, 9/1/21	1,320,000	1,364,854
Henderson Local Improvement Districts Special Assessment, 4.00%, 9/1/22	2,150,000	2,211,726
Henderson Local Improvement Districts Special Assessment, 4.00%, 9/1/24	1,890,000	1,918,860
Las Vegas Convention & Visitors Authority Rev., 4.00%, 7/1/32	3,810,000	3,905,479
Las Vegas Redevelopment Agency Tax Allocation, 5.00%, 6/15/22	890,000	1,009,652
Reno Rev., VRDN, 0.70%, 3/1/17 (LOC: Bank of New York Mellon)	3,300,000	3,300,000
		13,710,571

New Jersey — 5.0%
New Jersey Economic Development Authority Rev., 5.00%, 9/1/18, Prerefunded at 100% of Par(2)	110,000	116,872
New Jersey Economic Development Authority Rev., 5.25%, 12/15/20 (Ambac)	5,000,000	5,387,250
New Jersey Economic Development Authority Rev., 5.00%, 6/15/23	2,335,000	2,488,923
New Jersey Economic Development Authority Rev., 5.00%, 6/15/24	4,015,000	4,258,871
New Jersey Economic Development Authority Rev., 5.00%, 6/15/25	5,000,000	5,239,600
New Jersey Economic Development Authority Rev., 5.00%, 6/15/26	5,000,000	5,205,100
New Jersey Economic Development Authority Rev., 5.50%, 6/15/27	5,000,000	5,419,650
New Jersey Economic Development Authority Rev., 5.25%, 6/15/40	3,500,000	3,558,555
New Jersey Educational Facilities Authority Rev., (College of New Jersey), 4.00%, 7/1/30	575,000	598,190
New Jersey Educational Facilities Authority Rev., (College of New Jersey), 4.00%, 7/1/31	500,000	516,530
New Jersey Educational Facilities Authority Rev., (College of New Jersey), 4.00%, 7/1/32	1,000,000	1,026,660
New Jersey Educational Facilities Authority Rev., (College of St. Elizabeth), 5.00%, 7/1/21	1,390,000	1,466,367
New Jersey Educational Facilities Authority Rev., (College of St. Elizabeth), 5.00%, 7/1/26	2,105,000	2,227,237
New Jersey Educational Facilities Authority Rev., (New Jersey City University), 5.00%, 7/1/25 (AGM)	2,360,000	2,772,599
New Jersey Educational Facilities Authority Rev., (New Jersey City University), 5.00%, 7/1/26 (AGM)	1,500,000	1,772,280
New Jersey Educational Facilities Authority Rev., (New Jersey City University), 5.00%, 7/1/27 (AGM)	1,500,000	1,756,125
New Jersey Health Care Facilities Financing Authority Rev., (Hackensack University Medical Center), 5.00%, 1/1/34	1,250,000	1,322,813
New Jersey Health Care Facilities Financing Authority Rev., (RWJ Barnabas Health Obligated Group), 5.00%, 1/1/20, Prerefunded at 100% of Par(2)	1,925,000	2,129,878
New Jersey Health Care Facilities Financing Authority Rev., (St. Joseph's Healthcare System Obligated Group), 5.00%, 7/1/25	1,750,000	1,961,295
New Jersey Health Care Facilities Financing Authority Rev., (St. Joseph's Healthcare System Obligated Group), 5.00%, 7/1/27	2,000,000	2,221,240
New Jersey Health Care Facilities Financing Authority Rev., (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/26(4)	1,500,000	1,690,020
New Jersey Health Care Facilities Financing Authority Rev., (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/27(4)	1,500,000	1,675,335
New Jersey Sports & Exposition Authority Rev., 5.00%, 9/1/18(2)	75,000	79,662
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/20	4,200,000	4,524,366
New Jersey Transportation Trust Fund Authority Rev., 5.25%, 12/15/21 (NATL)	6,850,000	7,656,176
New Jersey Transportation Trust Fund Authority Rev., 5.25%, 6/15/23	3,000,000	3,173,370
New Jersey Transportation Trust Fund Authority Rev., 5.25%, 12/15/23 (Ambac)	2,210,000	2,408,126
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/27	2,000,000	2,159,180
New Jersey Transportation Trust Fund Authority Rev., 5.25%, 6/15/30	5,000,000	5,154,550
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/38	7,000,000	7,016,450
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/42	12,980,000	13,008,816
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/44	5,000,000	5,010,350
New Jersey Turnpike Authority Rev., 5.00%, 1/1/18	1,700,000	1,759,313
New Jersey Turnpike Authority Rev., 5.00%, 1/1/20	10,000,000	11,034,700
New Jersey Turnpike Authority Rev., 5.00%, 1/1/27	5,200,000	6,044,116
New Jersey Turnpike Authority Rev., 5.00%, 1/1/28	2,000,000	2,274,260
New Jersey Turnpike Authority Rev., 5.00%, 1/1/29	14,940,000	16,948,384
New Jersey Turnpike Authority Rev., 5.00%, 1/1/33	5,215,000	5,879,182
South Jersey Port Corp. Rev., 5.00%, 1/1/27	1,030,000	1,072,508
South Jersey Port Corp. Rev., 5.00%, 1/1/30	2,360,000	2,431,248
South Jersey Port Corp. Rev., 5.00%, 1/1/31	1,670,000	1,710,665
Tobacco Settlement Financing Corp. Rev., 4.625%, 6/1/26	5,000,000	5,000,200
		159,157,012
New Mexico — 0.5%
New Mexico Finance Authority Rev., 5.00%, 6/15/17	1,000,000	1,013,160

New Mexico Finance Authority Rev., 5.00%, 6/15/18	3,000,000	3,164,100
New Mexico Finance Authority Rev., 4.00%, 6/15/19	2,000,000	2,136,660
New Mexico Hospital Equipment Loan Council Rev., (Presbyterian Healthcare Services Obligated Group), 5.00%, 8/1/22	725,000	836,860
New Mexico Hospital Equipment Loan Council Rev., (Presbyterian Healthcare Services Obligated Group), 5.00%, 8/1/23	1,625,000	1,904,987
New Mexico Hospital Equipment Loan Council Rev., (Presbyterian Healthcare Services Obligated Group), 5.00%, 8/1/25	775,000	923,413
New Mexico Hospital Equipment Loan Council Rev., (Presbyterian Healthcare Services Obligated Group), 5.00%, 8/1/26	1,000,000	1,179,140
New Mexico Municipal Energy Acquisition Authority Rev., VRDN, 5.00%, 8/1/19 (SBBPA: Royal Bank of Canada)	5,000,000	5,401,450
		16,559,770
New York — 13.2%
Albany Capital Resource Corp. Rev., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/28	400,000	464,548
Albany Capital Resource Corp. Rev., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/30	350,000	404,047
Albany Capital Resource Corp. Rev., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/31	350,000	402,738
Brooklyn Arena Local Development Corp. Rev., (Brooklyn Events Center LLC), 6.25%, 1/15/20, Prerefunded at 100% of Par(2)	3,700,000	4,234,835
Brooklyn Arena Local Development Corp. Rev., (Brooklyn Events Center LLC), 4.00%, 7/15/29 (AGM)	2,000,000	2,102,080
Hempstead Town Local Development Corp. Rev., (Hofstra University), 5.00%, 7/1/24	1,465,000	1,641,049
Hempstead Town Local Development Corp. Rev., (Hofstra University), 5.00%, 7/1/26	1,130,000	1,261,317
Hempstead Town Local Development Corp. Rev., (Hofstra University), 5.00%, 7/1/27	1,320,000	1,468,764
Hudson Yards Infrastructure Corp. Rev., 5.00%, 2/15/47	5,000,000	5,042,950
Long Island Power Authority Rev., 5.00%, 5/1/21	2,385,000	2,700,202
Long Island Power Authority Rev., 5.00%, 9/1/34	11,410,000	12,738,923
Long Island Power Authority Rev., 5.00%, 9/1/35	3,500,000	3,892,840
Metropolitan Transportation Authority Rev., 5.00%, 11/15/17	2,000,000	2,061,340
Metropolitan Transportation Authority Rev., 6.25%, 11/15/18, Prerefunded at 100% of Par(2)	40,000	43,667
Metropolitan Transportation Authority Rev., 5.00%, 11/15/19	1,750,000	1,926,768
Metropolitan Transportation Authority Rev., 5.25%, 11/15/19 (NATL)	4,900,000	5,427,583
Metropolitan Transportation Authority Rev., 6.25%, 11/15/23	960,000	1,046,362
Metropolitan Transportation Authority Rev., 5.00%, 11/15/26	4,595,000	5,282,366
Metropolitan Transportation Authority Rev., 5.00%, 11/15/26	5,000,000	5,814,800
Metropolitan Transportation Authority Rev., 5.00%, 11/15/29	10,360,000	11,787,919
Metropolitan Transportation Authority Rev., 5.00%, 11/15/41	2,100,000	2,350,005
Metropolitan Transportation Authority Rev., 5.00%, 11/15/43	5,250,000	5,822,145
Metropolitan Transportation Authority Rev., VRDN, 1.00%, 3/2/17	7,500,000	7,494,600
Metropolitan Transportation Authority Rev., VRDN, 1.01%, 3/2/17	1,000,000	999,800
Nassau County GO, 2.00%, 3/31/17	3,000,000	3,003,090
Nassau County Interim Finance Authority Rev., 5.00%, 5/15/19, Prerefunded at 100% of Par(2)	1,680,000	1,826,110
Nassau County Interim Finance Authority Rev., 5.00%, 5/15/19, Prerefunded at 100% of Par(2)	1,400,000	1,521,758
Nassau County Interim Finance Authority Rev., 5.00%, 11/15/21	120,000	130,120
Nassau County Interim Finance Authority Rev., 5.00%, 11/15/23	100,000	108,158
Nassau County Local Economic Assistance Corp. Rev., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/22	850,000	968,626
New York City GO, 5.00%, 3/1/17	3,000,000	3,001,110
New York City GO, 5.00%, 8/1/17	2,190,000	2,230,362
New York City GO, 5.00%, 8/1/17	8,340,000	8,493,706
New York City GO, 5.00%, 8/1/17	15,000,000	15,276,450
New York City GO, 5.00%, 11/1/17 (AGM)	5,000	5,019
New York City GO, 5.00%, 8/1/18	5,000,000	5,290,550
New York City GO, 5.00%, 8/1/18	4,095,000	4,332,960

New York City GO, 5.00%, 8/1/18	5,000,000	5,290,550
New York City GO, 5.00%, 8/1/19	4,555,000	4,981,940
New York City GO, 5.00%, 10/1/19	5,000,000	5,496,800
New York City GO, 5.00%, 8/1/22	7,565,000	8,833,877
New York City GO, 5.00%, 8/1/23	10,000,000	11,817,900
New York City GO, 5.00%, 8/1/25	1,700,000	2,031,007
New York City GO, 5.00%, 8/1/26	5,370,000	6,360,765
New York City GO, 5.00%, 8/1/27	5,095,000	6,050,822
New York City GO, 5.00%, 8/1/36	4,600,000	5,150,988
New York City GO, VRDN, 0.61%, 3/1/17 (LOC: Bank of the West)	4,135,000	4,135,000
New York City Transitional Finance Authority Building Aid Rev., 5.50%, 1/15/39	2,000,000	2,157,980
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/17	6,205,000	6,384,014
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/17(2)	715,000	735,678
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/17	5,365,000	5,519,780
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/26	5,000,000	6,022,700
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 5/1/28	12,960,000	15,060,557
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 8/1/29	10,000,000	11,837,800
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/39	4,200,000	4,673,592
New York City Water & Sewer System Rev., 5.00%, 6/15/17(2)	1,350,000	1,367,672
New York City Water & Sewer System Rev., 5.00%, 6/15/39	5,070,000	5,486,906
New York City Water & Sewer System Rev., 5.00%, 6/15/39	7,010,000	7,586,432
New York City Water & Sewer System Rev., VRDN, 0.57%, 3/1/17 (SBBPA: Bank of America N.A.)	700,000	700,000
New York Convention Center Development Corp. Rev., Capital Appreciation, 0.00%, 11/15/37(3)	3,000,000	1,253,460
New York Counties Tobacco Trust Rev., 5.00%, 6/1/36	550,000	591,294
New York Counties Tobacco Trust Rev., 5.00%, 6/1/41	400,000	429,776
New York Liberty Development Corp. Rev., (Goldman Sachs Headquarters LLC), 5.25%, 10/1/35	9,795,000	11,734,214
New York Power Authority Rev., 5.00%, 11/15/22	1,000,000	1,180,520
New York State Dormitory Authority Rev., 5.00%, 3/15/17	5,380,000	5,391,244
New York State Dormitory Authority Rev., 5.00%, 2/15/19, Prerefunded at 100% of Par(2)	5,000	5,389
New York State Dormitory Authority Rev., 5.25%, 2/15/19, Prerefunded at 100% of Par(2)	30,000	32,478
New York State Dormitory Authority Rev., 5.00%, 2/15/27	8,235,000	9,434,592
New York State Dormitory Authority Rev., 5.75%, 3/15/36	10,000,000	10,905,400
New York State Dormitory Authority Rev., 5.00%, 2/15/39	3,995,000	4,270,815
New York State Dormitory Authority Rev., (Brooklyn Law School), 5.75%, 7/1/33	1,000,000	1,077,240
New York State Dormitory Authority Rev., (Northwell Health Obligated Group), 5.50%, 5/1/19, Prerefunded at 100% of Par(2)	1,450,000	1,590,360
New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 4.00%, 12/1/20(1)	800,000	847,632
New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 4.00%, 12/1/21(1)	1,100,000	1,170,785
New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 5.00%, 12/1/22(1)	900,000	1,006,650
New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 5.00%, 12/1/24(1)	2,600,000	2,911,376
New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 5.00%, 12/1/25(1)	1,300,000	1,455,116
New York State Thruway Authority Rev., 5.00%, 5/1/19	12,000,000	12,985,800
New York State Thruway Authority Rev., 5.00%, 1/1/24	3,330,000	3,843,619
New York State Thruway Authority Rev., 5.00%, 1/1/28	5,000,000	5,780,900
New York State Thruway Authority Rev., 5.00%, 1/1/29	10,000,000	11,538,900
Niagara Falls Bridge Commission Rev., 4.00%, 10/1/19 (AGC)	1,990,000	2,089,420
Port Authority of New York & New Jersey Rev., (JFK International Air Terminal LLC), 5.00%, 12/1/20	850,000	933,113
Port Authority of New York & New Jersey Rev., (JFK International Air Terminal LLC), 6.00%, 12/1/42	2,850,000	3,208,302
State of New York GO, 5.00%, 2/15/39	2,000,000	2,141,720
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/17	10,360,000	10,476,654

Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/18	8,330,000	8,761,078
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 4.00%, 7/1/29	500,000	507,855
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/29	730,000	797,116
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/34	1,000,000	1,066,960
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/44	1,100,000	1,157,882
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/17	3,325,000	3,428,906
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/18, Prerefunded at 100% of Par(2)	6,290,000	6,734,263
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/29	700,000	820,050
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/30	3,030,000	3,448,867
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/38	3,910,000	4,146,281
TSASC, Inc. Rev., 5.00%, 6/1/20	2,000,000	2,196,940
TSASC, Inc. Rev., 5.00%, 6/1/20	1,000,000	1,074,480
TSASC, Inc. Rev., 5.00%, 6/1/21	2,000,000	2,237,180
TSASC, Inc. Rev., 5.00%, 6/1/21	1,000,000	1,087,900
TSASC, Inc. Rev., 5.00%, 6/1/22	1,000,000	1,134,300
TSASC, Inc. Rev., 5.00%, 6/1/22	1,300,000	1,425,879
TSASC, Inc. Rev., 5.00%, 6/1/23	2,000,000	2,296,040
TSASC, Inc. Rev., 5.00%, 6/1/24	1,000,000	1,105,960
Westchester County Local Development Corp. Rev., (Pace University), 5.50%, 5/1/42	3,345,000	3,626,515
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.00%, 11/1/25	1,000,000	1,127,810
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.00%, 11/1/28	1,000,000	1,105,030
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.00%, 11/1/29	1,000,000	1,097,340
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.00%, 11/1/30	1,000,000	1,092,940
Westchester Tobacco Asset Securitization Rev., 5.00%, 6/1/20	500,000	549,485
Westchester Tobacco Asset Securitization Rev., 5.00%, 6/1/21	500,000	558,755
Westchester Tobacco Asset Securitization Rev., 5.00%, 6/1/22	1,935,000	2,188,504
Westchester Tobacco Asset Securitization Rev., 5.00%, 6/1/23	2,000,000	2,285,060
		425,628,572
North Carolina — 0.8%
Charlotte GO, 5.00%, 8/1/19	2,000,000	2,116,960
Charlotte Water & Sewer System Rev., 5.00%, 7/1/17	1,000,000	1,015,060
Greensboro Combined Water & Sewer System Rev., 5.25%, 6/1/20	2,060,000	2,328,706
North Carolina Capital Facilities Finance Agency Rev., (Meredith College), 4.00%, 6/1/34	1,000,000	987,670
North Carolina Eastern Municipal Power Agency Rev., 5.00%, 1/1/18(2)	2,955,000	3,060,139
North Carolina Medical Care Commission Rev., (Deerfield Episcopal Retirement Community, Inc.), 5.00%, 11/1/37	1,750,000	1,900,868
North Carolina Medical Care Commission Rev., (Mission Health System, Inc.), 5.00%, 10/1/26(4)	905,000	1,065,230
North Carolina Medical Care Commission Rev., (Mission Health System, Inc.), 5.00%, 10/1/27(4)	965,000	1,143,293
North Carolina Municipal Power Agency No. 1 Rev., 5.25%, 1/1/18, Prerefunded at 100% of Par(2)	2,500,000	2,593,750
North Carolina Municipal Power Agency No. 1 Rev., 5.25%, 1/1/18, Prerefunded at 100% of Par(2)	2,000,000	2,075,000
North Carolina Municipal Power Agency No. 1 Rev., 5.00%, 1/1/19, Prerefunded at 100% of Par(2)	1,280,000	1,372,698
North Carolina Municipal Power Agency No. 1 Rev., 5.00%, 1/1/28	4,050,000	4,528,507
North Carolina Municipal Power Agency No. 1 Rev., 5.00%, 1/1/30	520,000	552,536
Raleigh Durham Airport Authority Rev., 5.00%, 5/1/20	450,000	501,818
Raleigh Durham Airport Authority Rev., 5.00%, 5/1/21	360,000	411,484
Raleigh Durham Airport Authority Rev., 5.00%, 5/1/22	760,000	883,333
		26,537,052

Ohio — 2.3%
Allen County Rev., (Mercy Health), VRDN, 0.59%, 3/1/17 (LOC: Union Bank N.A.)	2,100,000	2,100,000
Buckeye Tobacco Settlement Financing Authority Rev., 5.875%, 6/1/30	5,000,000	4,834,300
Cleveland COP, 5.00%, 11/15/19	2,450,000	2,655,163
Cleveland Rev., 5.00%, 5/15/21	1,475,000	1,672,945
Cleveland Rev., 5.00%, 5/15/23	1,305,000	1,510,733
Cleveland Airport System Rev., 5.00%, 1/1/22 (AGM)	1,635,000	1,858,619
Cleveland Airport System Rev., 5.00%, 1/1/23 (AGM)	1,510,000	1,730,732
Cleveland Airport System Rev., 5.00%, 1/1/24 (AGM)	1,075,000	1,240,819
Cleveland Airport System Rev., 5.00%, 1/1/25 (AGM)	4,000,000	4,490,080
Cleveland Airport System Rev., 5.00%, 1/1/25	2,500,000	2,799,000
Cleveland Airport System Rev., 5.00%, 1/1/26 (AGM)	3,560,000	3,971,963
Cleveland Airport System Rev., 5.00%, 1/1/26	2,530,000	2,819,103
Cleveland Airport System Rev., 5.00%, 1/1/31 (AGM)	750,000	840,180
Cleveland-Cuyahoga County Port Authority Rev., (Euclid Avenue Development Corp.), 5.00%, 8/1/39	5,000,000	5,455,800
Cleveland-Cuyahoga County Port Authority Rev., (Euclid Avenue Development Corp.), 5.00%, 8/1/44	2,250,000	2,388,352
Cuyahoga County Rev., 5.00%, 12/1/20	1,400,000	1,573,180
Cuyahoga County Rev., 5.00%, 12/1/24	500,000	583,665
Cuyahoga County Rev., 5.00%, 12/1/25	370,000	427,901
Kent State University Rev., 4.00%, 5/1/23	1,800,000	2,007,054
Miami University/Oxford Rev., 5.00%, 9/1/25	4,440,000	5,014,181
Ohio Higher Educational Facility Commission Rev., (Case Western Reserve University), 6.50%, 10/1/20	520,000	569,993
Ohio Higher Educational Facility Commission Rev., (Oberlin College), 5.00%, 10/1/19	5,000,000	5,486,700
Ohio Higher Educational Facility Commission Rev., (Otterbein University), 5.00%, 12/1/21	1,055,000	1,174,247
Ohio Higher Educational Facility Commission Rev., (Otterbein University), 5.00%, 12/1/22	1,090,000	1,225,858
Ohio Higher Educational Facility Commission Rev., (Otterbein University), 5.00%, 12/1/23	1,170,000	1,321,468
Ohio Higher Educational Facility Commission Rev., (Otterbein University), 5.00%, 12/1/24	1,230,000	1,395,287
Ohio Higher Educational Facility Commission Rev., (Otterbein University), 5.00%, 12/1/25	1,290,000	1,467,826
Ohio Higher Educational Facility Commission Rev., (Otterbein University), 5.00%, 12/1/28	1,505,000	1,696,030
Ohio State University Rev., 5.00%, 12/1/18, Prerefunded at 100% of Par(2)	200,000	214,354
Ohio Water Development Authority Rev., 5.00%, 6/1/18, Prerefunded at 100% of Par(2)	2,000,000	2,104,940
Putnam County Rev., (Hilty Home, Inc.), VRDN, 0.75%, 3/2/17 (LOC: First Federal Bank of Midwest and FHLB)	3,090,000	3,090,000
State of Ohio Rev., 5.00%, 6/1/17	4,540,000	4,591,030
		74,311,503
Oklahoma — 0.2%
Oklahoma Development Finance Authority Rev., (INTEGRIS Health Obligated Group), 5.50%, 8/15/18, Prerefunded at 100% of Par(2)	3,000,000	3,201,510
Oklahoma Development Finance Authority Rev., (INTEGRIS Health Obligated Group), 5.00%, 8/15/25	1,500,000	1,779,165
Oklahoma Development Finance Authority Rev., (INTEGRIS Health Obligated Group), 5.00%, 8/15/26	1,000,000	1,176,320
Oklahoma Development Finance Authority Rev., (INTEGRIS Health Obligated Group), 5.00%, 8/15/27	1,000,000	1,166,620
		7,323,615
Oregon — 0.5%
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/22	325,000	358,800
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/23	600,000	662,466
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/24	475,000	524,747
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/25	275,000	303,405
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/26	240,000	263,613
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/27	200,000	234,018
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/28	265,000	308,084
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/29	235,000	270,341

Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/30	200,000	229,076
Oregon Health & Science University Rev., 5.75%, 7/1/19, Prerefunded at 100% of Par(2)	3,200,000	3,550,080
State of Oregon GO, 5.00%, 5/1/19	1,080,000	1,172,545
State of Oregon GO, 5.00%, 5/1/20	1,870,000	2,092,156
State of Oregon GO, 5.00%, 8/1/20	1,000,000	1,128,080
State of Oregon GO, 5.00%, 5/1/21	1,500,000	1,722,405
State of Oregon GO, 5.00%, 8/1/21	750,000	867,360
State of Oregon GO, 5.00%, 8/1/22	700,000	824,558
State of Oregon GO, 5.00%, 8/1/23	1,340,000	1,600,188
State of Oregon GO, 5.00%, 8/1/24	1,000,000	1,205,710
		17,317,632
Pennsylvania — 5.5%
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/30	1,230,000	1,299,089
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/31	2,000,000	2,100,360
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/32	600,000	625,362
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/33	400,000	415,336
Allegheny County Hospital Development Authority Rev., (UPMC Obligated Group), 5.00%, 9/1/18	1,500,000	1,589,280
Berks County Municipal Authority Rev., (Reading Hospital Obligated Group), VRDN, 2.14%, 3/2/17	2,500,000	2,517,750
Capital Region Water Rev., 5.00%, 7/15/24 (BAM)	750,000	872,393
Capital Region Water Rev., 5.00%, 7/15/29 (BAM)	400,000	459,420
Centre County Hospital Authority Rev., (Mount Nittany Medical Center Obligated Group), 3.00%, 11/15/31	100,000	95,957
Centre County Hospital Authority Rev., (Mount Nittany Medical Center Obligated Group), 4.00%, 11/15/32	250,000	261,028
Centre County Hospital Authority Rev., (Mount Nittany Medical Center Obligated Group), 3.125%, 11/15/33	275,000	260,018
Centre County Hospital Authority Rev., (Mount Nittany Medical Center Obligated Group), 4.00%, 11/15/34	200,000	205,930
Crawford County Industrial Development Authority Rev., (Allegheny College), 5.00%, 5/1/28	1,370,000	1,540,716
Crawford County Industrial Development Authority Rev., (Allegheny College), 5.00%, 5/1/30	1,510,000	1,678,033
Cumberland County Municipal Authority Rev., (Dickinson College), 5.00%, 5/1/28	1,000,000	1,165,740
Cumberland County Municipal Authority Rev., (Dickinson College), 5.00%, 5/1/29	1,420,000	1,645,879
Dauphin County General Authority Rev., (Pinnacle Health Obligated Group), 5.00%, 6/1/24	525,000	615,951
Dauphin County General Authority Rev., (Pinnacle Health Obligated Group), 5.00%, 6/1/25	750,000	885,937
Dauphin County General Authority Rev., (Pinnacle Health Obligated Group), 5.00%, 6/1/26	650,000	770,946
Dauphin County General Authority Rev., (Pinnacle Health Obligated Group), 5.00%, 6/1/27	710,000	835,379
Doylestown Hospital Authority Rev., (Doylestown Hospital), 4.00%, 7/1/17 (GA: Doylestown Health Foundation)	1,000,000	1,010,370
Doylestown Hospital Authority Rev., (Doylestown Hospital), 4.00%, 7/1/19 (GA: Doylestown Health Foundation)	1,105,000	1,164,913
Doylestown Hospital Authority Rev., (Doylestown Hospital), 5.00%, 7/1/22 (GA: Doylestown Health Foundation)	1,820,000	2,053,451
Doylestown Hospital Authority Rev., (Doylestown Hospital), 5.00%, 7/1/41 (GA: Doylestown Health Foundation)	3,000,000	3,169,440
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/27	1,040,000	1,167,826
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/28	1,095,000	1,223,214
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/29	1,150,000	1,275,729
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/30	1,205,000	1,318,885
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/31	1,265,000	1,377,775
Geisinger Authority Rev., (Geisinger Health System Obligated Group), VRN, 1.46%, 5/1/17	5,000,000	4,188,700
General Authority of Southcentral Pennsylvania Rev., (WellSpan Health Obligated Group), 5.00%, 6/1/44	5,000,000	5,466,750
Monroe County Hospital Authority Rev., (Pocono Medical Center Obligated Group), 4.00%, 7/1/19	1,400,000	1,479,884
Monroe County Hospital Authority Rev., (Pocono Medical Center Obligated Group), 5.00%, 7/1/21	700,000	789,383
Monroe County Hospital Authority Rev., (Pocono Medical Center Obligated Group), 5.00%, 7/1/24	530,000	606,315
Northeastern Pennsylvania Hospital & Education Authority Rev., (Wilkes University), 5.00%, 3/1/25	1,510,000	1,683,031
Northeastern Pennsylvania Hospital & Education Authority Rev., (Wilkes University), 5.25%, 3/1/31	1,300,000	1,431,794
Northeastern Pennsylvania Hospital & Education Authority Rev., (Wilkes University), 5.00%, 3/1/37	1,525,000	1,609,866

Pennsylvania GO, 5.375%, 7/1/18 (AGM)	1,070,000	1,132,659
Pennsylvania GO, 5.00%, 2/1/25 (AGM)	6,035,000	7,067,287
Pennsylvania GO, 5.00%, 9/15/25 (AGM-CR)	5,000,000	5,891,850
Pennsylvania Economic Development Financing Authority Rev., 5.00%, 7/1/19	15,525,000	16,954,697
Pennsylvania Economic Development Financing Authority Rev., (Albert Einstein Healthcare Network Obligated Group), 6.25%, 10/15/19, Prerefunded at 100% of Par(2)	4,490,000	4,973,753
Pennsylvania Higher Educational Facilities Authority Rev., (Drexel University), 5.00%, 5/1/24	470,000	549,533
Pennsylvania Higher Educational Facilities Authority Rev., (Drexel University), 5.00%, 5/1/25	700,000	821,877
Pennsylvania Higher Educational Facilities Authority Rev., (Drexel University), 5.00%, 5/1/26	675,000	797,411
Pennsylvania Higher Educational Facilities Authority Rev., (Drexel University), 5.00%, 5/1/27	750,000	876,285
Pennsylvania Higher Educational Facilities Authority Rev., (Temple University), 5.00%, 4/1/25	1,000,000	1,137,530
Pennsylvania Higher Educational Facilities Authority Rev., (Temple University), 5.00%, 4/1/26	1,000,000	1,131,720
Pennsylvania Higher Educational Facilities Authority Rev., (Temple University), 5.00%, 4/1/27	1,250,000	1,408,237
Pennsylvania Higher Educational Facilities Authority Rev., (University of Pennsylvania Health System Obligated Group), 5.00%, 8/15/20	1,600,000	1,790,080
Pennsylvania Higher Educational Facilities Authority Rev., (University of Pennsylvania), 5.00%, 9/1/19(2)	1,000,000	1,097,440
Pennsylvania Turnpike Commission Rev., Capital Appreciation, 0.00%, 12/1/21(5)	2,000,000	1,721,500
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/26	1,850,000	2,125,816
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/27	945,000	1,080,126
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/28	1,000,000	1,134,810
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/32	6,505,000	7,242,016
Pennsylvania Turnpike Commission Rev., 5.25%, 12/1/39	5,000,000	5,575,350
Pennsylvania Turnpike Commission Rev., VRN, 1.24%, 3/2/17	5,000,000	4,998,300
Pennsylvania Turnpike Commission Rev., VRN, 1.32%, 3/2/17	3,945,000	3,941,252
Philadelphia GO, 5.00%, 8/1/20	2,500,000	2,777,275
Philadelphia GO, 5.00%, 8/1/21	3,000,000	3,403,080
Philadelphia GO, 5.00%, 8/1/22	2,500,000	2,876,225
Philadelphia Gas Works Co Rev., 5.25%, 8/1/17(2)	340,000	346,610
Philadelphia Gas Works Co Rev., 5.25%, 8/1/17	660,000	672,019
Philadelphia Water & Wastewater Rev., 5.25%, 1/1/19, Prerefunded at 100% of Par(2)	1,665,000	1,795,386
Pittsburgh GO, 5.00%, 9/1/25	3,000,000	3,415,680
Pittsburgh GO, 5.00%, 9/1/26	1,000,000	1,134,320
Reading GO, 4.00%, 11/1/20 (BAM)(4)	1,170,000	1,251,818
Reading GO, 5.00%, 11/1/22 (BAM)(4)	425,000	481,784
Reading GO, 5.00%, 11/1/23 (BAM)(4)	1,345,000	1,528,633
Reading GO, 5.00%, 11/1/25 (BAM)(4)	1,225,000	1,396,096
Reading GO, 5.00%, 11/1/26 (BAM)(4)	1,555,000	1,770,585
Reading GO, 5.00%, 11/1/27 (BAM)(4)	1,630,000	1,851,435
Reading GO, 5.00%, 11/1/28 (BAM)(4)	1,000,000	1,123,410
Reading GO, 5.00%, 11/1/29 (BAM)(4)	1,795,000	2,000,025
School District of Philadelphia GO, 5.00%, 9/1/22	5,000,000	5,542,150
School District of Philadelphia GO, 5.00%, 9/1/23	5,000,000	5,546,150
Scranton-Lackawanna Health & Welfare Authority Rev., (Marywood University), 5.00%, 6/1/46	4,200,000	4,031,454
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/23	500,000	577,215
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/24	600,000	695,130
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/25	625,000	725,344
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/26	920,000	1,060,999
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/27	805,000	918,916
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/28	785,000	888,416
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/29	1,000,000	1,123,470

Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/30	700,000	786,044
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/31	700,000	782,929
Township of Exeter GO, 5.30%, 7/15/19 (Ambac)	1,830,000	2,001,123
		176,811,080
Rhode Island — 0.2%
Rhode Island Commerce Corp. Rev., 5.00%, 6/15/24	1,000,000	1,164,330
Rhode Island Commerce Corp. Rev., (Rhode Island Airport Corp.), 5.00%, 7/1/27	450,000	516,123
Rhode Island Commerce Corp. Rev., (Rhode Island Airport Corp.), 5.00%, 7/1/29	500,000	563,980
Rhode Island Commerce Corp. Rev., (Rhode Island Airport Corp.), 5.00%, 7/1/31	500,000	560,570
Rhode Island Health & Educational Building Corp. Rev., (Lifespan Obligated Group), 5.00%, 5/15/23	2,250,000	2,525,625
Rhode Island Health & Educational Building Corp. Rev., (Lifespan Obligated Group), 5.00%, 5/15/24	2,000,000	2,250,640
		7,581,268
South Carolina — 0.8%
Charleston Educational Excellence Finance Corp. Rev., 5.00%, 12/1/24	1,750,000	2,072,875
Charleston Educational Excellence Finance Corp. Rev., 5.00%, 12/1/25	2,945,000	3,459,757
Greenwood Fifty Schools Facilities, Inc. Rev., 5.00%, 12/1/21 (BAM)	1,000,000	1,140,190
Greenwood Fifty Schools Facilities, Inc. Rev., 5.00%, 12/1/27 (BAM)	5,000,000	5,835,550
Myrtle Beach Tax Allocation, 5.00%, 10/1/23	250,000	287,677
Myrtle Beach Tax Allocation, 5.00%, 10/1/25	1,145,000	1,332,826
Myrtle Beach Tax Allocation, 5.00%, 10/1/26	450,000	527,283
Piedmont Municipal Power Agency Rev., 6.75%, 1/1/19 (FGIC)(2)	625,000	690,406
Piedmont Municipal Power Agency Rev., 6.75%, 1/1/19 (NATL)	875,000	960,680
South Carolina Jobs-Economic Development Authority Rev., (Conway Hospital, Inc.), 5.25%, 7/1/47	3,750,000	4,130,175
South Carolina Jobs-Economic Development Authority Rev., (Palmetto Health), 5.75%, 8/1/39	2,700,000	2,846,421
South Carolina Jobs-Economic Development Authority Rev., (YMCA of Beaufort County), VRDN, 0.71%, 3/2/17 (LOC: Branch Banking & Trust)	2,410,000	2,410,000
		25,693,840
Tennessee — 1.0%
Clarksville Public Building Authority Rev., VRDN, 0.68%, 3/1/17 (LOC: Bank of America N.A.)	2,200,000	2,200,000
Clarksville Public Building Authority Rev., VRDN, 0.68%, 3/1/17 (LOC: Bank of America N.A.)	4,655,000	4,655,000
Clarksville Public Building Authority Rev., VRDN, 0.68%, 3/1/17 (LOC: Bank of America N.A.)	9,500,000	9,500,000
Knox County Health Educational & Housing Facility Board Rev., (University Health System Obligated Group), 5.00%, 4/1/20	300,000	327,744
Knox County Health Educational & Housing Facility Board Rev., (University Health System Obligated Group), 4.00%, 4/1/21	1,050,000	1,123,773
Knox County Health Educational & Housing Facility Board Rev., (University Health System Obligated Group), 5.00%, 4/1/22	500,000	558,840
Metropolitan Nashville Airport Authority Rev., 4.00%, 7/1/25	375,000	415,328
Metropolitan Nashville Airport Authority Rev., 4.00%, 7/1/26	650,000	710,950
Metropolitan Nashville Airport Authority Rev., 4.00%, 7/1/27	415,000	450,366
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/28	375,000	435,679
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/29	475,000	548,620
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/30	475,000	546,526
Montgomery County Public Building Authority Rev., VRDN, 0.68%, 3/1/17 (LOC: Bank of America N.A.)	5,200,000	5,200,000
Montgomery County Public Building Authority Rev., VRDN, 0.68%, 3/1/17 (LOC: Bank of America N.A.)	2,200,000	2,200,000
Montgomery County Public Building Authority Rev., VRDN, 0.68%, 3/1/17 (LOC: Bank of America N.A.)	1,100,000	1,100,000
Tennessee State School Bond Authority Rev., 5.125%, 5/1/18, Prerefunded at 100% of Par(2)	180,000	189,063
Tennessee State School Bond Authority Rev., 5.125%, 5/1/18, Prerefunded at 100% of Par(2)	820,000	861,287
		31,023,176
Texas — 9.0%
Allen Independent School District GO, 5.25%, 2/15/19, Prerefunded at 100% of Par(2)	3,325,000	3,600,476

Arlington Higher Education Finance Corp. Rev., (Uplift Education), 5.00%, 12/1/36	1,315,000	1,387,733
Austin Electric Utility Rev., 4.00%, 11/15/17	500,000	511,855
Austin Electric Utility Rev., 5.00%, 11/15/19	500,000	550,540
Bexar County Health Facilities Development Corp. Rev., (Army Retirement Residence Obligated Group), 5.00%, 7/15/25	275,000	307,618
Bexar County Health Facilities Development Corp. Rev., (Army Retirement Residence Obligated Group), 5.00%, 7/15/26	250,000	280,333
Bexar County Health Facilities Development Corp. Rev., (Army Retirement Residence Obligated Group), 4.00%, 7/15/31	1,500,000	1,506,945
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/21	860,000	954,927
Central Texas Regional Mobility Authority Rev., 6.00%, 1/1/21, Prerefunded at 100% of Par(2)	2,500,000	2,931,675
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/22	2,000,000	2,260,720
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/23	2,000,000	2,287,660
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/29	2,000,000	2,255,540
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/45	2,000,000	2,159,700
Central Texas Turnpike System Rev., 5.00%, 8/15/42	2,050,000	2,223,799
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 4.00%, 8/15/20	1,395,000	1,469,814
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 4.00%, 8/15/22	1,000,000	1,063,190
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/26	1,010,000	1,138,219
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/28	500,000	554,515
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/39 (PSF-GTD)	1,500,000	1,690,725
Dallas GO, 5.00%, 2/15/18	4,350,000	4,510,167
Dallas Area Rapid Transit Rev., 5.00%, 12/1/19	2,250,000	2,486,745
Dallas Independent School District GO, VRDN, 5.00%, 2/15/22 (PSF-GTD)	10,000,000	11,443,400
Dallas/Fort Worth International Airport Rev., 5.00%, 11/1/18	720,000	767,664
Dallas/Fort Worth International Airport Rev., 5.00%, 11/1/20	3,000,000	3,373,560
Dallas/Fort Worth International Airport Rev., 5.00%, 11/1/20	750,000	843,390
Dallas/Fort Worth International Airport Rev., 5.00%, 11/1/21	4,500,000	5,063,850
Dallas/Fort Worth International Airport Rev., 5.00%, 11/1/21	500,000	574,310
Dallas/Fort Worth International Airport Rev., 5.00%, 11/1/22	400,000	465,340
Dallas/Fort Worth International Airport Rev., 5.00%, 11/1/23	645,000	758,488
El Paso Water & Sewer Rev., 4.00%, 3/1/29	1,160,000	1,250,051
El Paso Water & Sewer Rev., 4.00%, 3/1/30	500,000	533,915
Fort Worth Water & Sewer System Rev., 5.00%, 2/15/24	11,780,000	14,038,226
Garland Independent School District GO, 5.00%, 2/15/24 (PSF-GTD)	7,790,000	9,265,971
Grand Parkway Transportation Corp. Rev., 5.125%, 10/1/43	2,250,000	2,444,175
Harris County Rev., 5.00%, 8/15/17	5,000,000	5,101,100
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/25	3,170,000	3,788,277
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/26	1,660,000	1,972,927
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/27	1,500,000	1,769,760
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/28	1,000,000	1,170,730
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/29	1,000,000	1,163,340
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes, Inc.), 5.00%, 1/1/27	1,000,000	1,096,560
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes, Inc.), 4.00%, 1/1/31	1,745,000	1,651,608
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes, Inc.), 5.00%, 1/1/37	1,000,000	1,047,780
Harris County Cultural Education Facilities Finance Corp. Rev., (Houston Methodist Hospital Obligated Group), 5.50%, 12/1/18	2,500,000	2,686,725
Harris County Cultural Education Facilities Finance Corp. Rev., (Houston Methodist Hospital Obligated Group), VRDN, 0.57%, 3/1/17	14,770,000	14,770,000
Harris County Cultural Education Facilities Finance Corp. Rev., (Texas Children's Hospital Obligated Group), 5.00%, 10/1/21	2,200,000	2,528,240

Harris County Cultural Education Facilities Finance Corp. Rev., (Texas Children's Hospital Obligated Group), 5.00%, 10/1/22	2,500,000	2,915,375
Harris County Cultural Education Facilities Finance Corp. Rev., (Texas Children's Hospital Obligated Group), 5.00%, 10/1/23	1,950,000	2,290,801
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/20	1,220,000	1,354,163
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/21	900,000	1,013,193
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/23	850,000	975,825
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/24	700,000	809,767
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/25	760,000	874,828
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/26	1,000,000	1,149,120
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/27	510,000	582,349
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/29	2,300,000	2,595,803
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/30	1,000,000	1,124,590
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/32	485,000	541,076
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/33	1,000,000	1,112,020
Houston Rev., 5.00%, 9/1/25	1,000,000	1,165,950
Houston Rev., 5.00%, 9/1/27	2,050,000	2,358,463
Houston Rev., 5.00%, 9/1/28	710,000	812,006
Houston Airport System Rev., 5.00%, 7/1/23	2,560,000	2,971,878
Houston Airport System Rev., 5.00%, 7/1/24	4,000,000	4,605,000
Houston Airport System Rev., 5.50%, 7/1/39	4,000,000	4,214,960
Houston Community College System Rev., 4.00%, 4/15/31	1,000,000	1,056,380
Houston Independent School District GO, VRDN, 1.70%, 6/1/18 (PSF-GTD)	14,050,000	14,192,888
Lamar Consolidated Independent School District GO, VRDN, 1.05%, 8/15/18 (PSF-GTD)	5,000,000	4,997,850
Lone Star College System GO, 5.00%, 8/15/19, Prerefunded at 100% of Par(2)	1,000,000	1,095,890
Love Field Airport Modernization Corp. Rev., (Southwest Airlines Co.), 5.25%, 11/1/40	2,600,000	2,814,630
Lower Colorado River Authority Rev., (LCRA Transmission Services Corp.), 5.00%, 5/15/22	1,000,000	1,108,130
Lower Colorado River Authority Rev., (LCRA Transmission Services Corp.), 5.00%, 5/15/23	3,435,000	3,795,022
Lower Colorado River Authority Rev., (LCRA Transmission Services Corp.), 5.00%, 5/15/24	2,000,000	2,206,320
Mansfield Independent School District GO, VRDN, 1.75%, 8/1/17 (PSF-GTD)	6,305,000	6,329,337
Metropolitan Transit Authority of Harris County Rev., 5.00%, 11/1/26	2,000,000	2,394,860
Mission Economic Development Corp. Rev., (Progressive Waste Solutions of, Inc.), VRDN, 0.69%, 3/2/17 (LOC: Bank of America N.A.)(GA: IESI Corp.)	1,200,000	1,200,000
North East Texas Regional Mobility Authority Rev., 5.00%, 1/1/28	2,610,000	2,924,348
North Texas Tollway Authority Rev., 5.00%, 1/1/21	7,615,000	8,597,030
North Texas Tollway Authority Rev., 5.00%, 1/1/24	3,500,000	4,102,210
North Texas Tollway Authority Rev., 5.00%, 1/1/28	3,000,000	3,345,720
North Texas Tollway Authority Rev., 5.00%, 1/1/29	2,500,000	2,783,250
North Texas Tollway Authority Rev., 5.00%, 1/1/30	6,310,000	7,009,716
North Texas Tollway Authority Rev., 5.00%, 1/1/36	2,000,000	2,185,540
North Texas Tollway Authority Rev., 5.00%, 1/1/40	2,110,000	2,335,686
Red River Education Finance Corp. Rev., (Houston Baptist University), 5.50%, 10/1/46	3,150,000	3,418,947
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 3.00%, 6/1/22	655,000	667,923
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/23	870,000	979,020
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/24	455,000	514,205
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/25	685,000	776,852
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/26	575,000	655,034
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/27	825,000	931,912
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/28	1,000,000	1,123,520
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/29	1,420,000	1,581,795
San Antonio GO, 5.00%, 2/1/18	2,650,000	2,754,569

San Antonio Electric & Gas Systems Rev., 5.00%, 2/1/43	4,350,000	4,858,993
San Antonio Water System Rev., 5.00%, 5/15/17	2,365,000	2,387,491
State of Texas GO, 5.00%, 10/1/17	2,225,000	2,283,184
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Baylor Scott & White Health Obligated Group), 4.00%, 11/15/34	2,000,000	2,052,700
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Texas Health Resources Obligated Group), 5.00%, 2/15/24	2,000,000	2,346,540
Texas Municipal Gas Acquisition & Supply Corp. I Rev., 6.25%, 12/15/26 (GA: Merrill Lynch & Co.)	6,000,000	7,117,080
Texas Public Finance Authority Rev., (Texas Southern University), 5.00%, 5/1/23 (BAM)	2,255,000	2,578,953
Texas Public Finance Authority Rev., (Texas Southern University), 5.00%, 5/1/24 (BAM)	2,365,000	2,723,700
Texas Public Finance Authority Rev., (Texas Southern University), 5.00%, 5/1/28 (BAM)	1,000,000	1,136,420
Texas Public Finance Authority Rev., (Texas Southern University), 4.00%, 5/1/29 (BAM)	1,500,000	1,547,685
Texas Transportation Commission State Highway Fund Rev., VRDN, 0.99%, 3/2/17	5,000,000	4,999,950
Texas Transportation Commission State Highway Fund Rev., VRDN, 4.00%, 10/1/21	2,000,000	2,202,780
University of North Texas Rev., 5.00%, 4/15/27	5,770,000	6,789,386
Williamson County GO, 5.00%, 2/15/19 (NATL)	1,000,000	1,077,650
		291,150,546
Utah — 0.5%
Salt County Lake Rev., (Westminster College), 5.00%, 10/1/26	1,050,000	1,171,915
Salt County Lake Rev., (Westminster College), 5.00%, 10/1/27	2,145,000	2,367,458
St. George Electric Rev., 5.00%, 6/1/24 (AGM)	1,000,000	1,184,220
St. George Electric Rev., 5.00%, 6/1/27 (AGM)	1,000,000	1,198,220
State of Utah GO, 5.00%, 7/1/18	4,000,000	4,225,360
Utah Transit Authority Rev., 5.00%, 6/15/24	2,900,000	3,319,427
Utah Transit Authority Rev., 5.00%, 6/15/25	1,220,000	1,386,274
		14,852,874
Vermont — 0.5%
Burlington Airport Rev., 5.00%, 7/1/24 (AGM)	500,000	573,745
Burlington Airport Rev., 5.00%, 7/1/30 (AGM)	750,000	831,210
University of Vermont & State Agricultural College Rev., 5.00%, 10/1/17, Prerefunded at 100% of Par (Ambac)(2)	2,145,000	2,199,612
University of Vermont & State Agricultural College Rev., 5.00%, 10/1/19 (Ambac)	2,145,000	2,196,201
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/24	1,400,000	1,568,686
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/25	615,000	687,121
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/26	1,000,000	1,116,360
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/27	785,000	868,673
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/28	1,000,000	1,098,260
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/29	900,000	982,197
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/30	500,000	543,210
Vermont Educational & Health Buildings Financing Agency Rev., (University of Vermont Health Network Obligated Group), 5.00%, 12/1/31	4,000,000	4,487,600
		17,152,875
Virginia — 0.5%
Fairfax County Economic Development Authority Special Tax, 5.00%, 4/1/20, Prerefunded at 100% of Par(2)	1,430,000	1,595,809
Greater Richmond Convention Center Authority Rev., 5.00%, 6/15/24	3,000,000	3,532,350
Greater Richmond Convention Center Authority Rev., 5.00%, 6/15/25	1,660,000	1,964,344
Lexington Industrial Development Authority Rev., (Lexington Retirement Community, Inc.), 4.00%, 1/1/31	675,000	676,060
Stafford County Economic Development Authority Rev., (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/24	650,000	749,788
Stafford County Economic Development Authority Rev., (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/25	1,000,000	1,151,820
Stafford County Economic Development Authority Rev., (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/28	1,000,000	1,136,200

Stafford County Economic Development Authority Rev., (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/30	700,000	785,694
Virginia Small Business Financing Authority Rev., (Hampton University), 5.25%, 10/1/29	3,000,000	3,465,600
		15,057,665
Washington — 4.5%
Central Puget Sound Regional Transit Authority Rev., 5.00%, 11/1/17	5,875,000	6,049,488
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/18	5,115,000	5,401,082
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/18	2,410,000	2,544,791
Energy Northwest Rev., (Bonneville Power Administration), 5.25%, 7/1/18	3,000,000	3,177,780
Port of Seattle Rev., 5.00%, 6/1/22	1,000,000	1,113,520
Seattle Municipal Light & Power Rev., 5.00%, 2/1/19	5,000,000	5,383,950
Seattle Municipal Light & Power Rev. VRDN, 1.32%, 3/2/17	11,250,000	11,250,450
Seattle Water System Rev., 5.00%, 5/1/22	10,000,000	11,691,200
State of Washington GO, 5.00%, 6/1/21	1,650,000	1,897,632
State of Washington GO, 5.00%, 7/1/21	3,375,000	3,889,620
State of Washington GO, 5.00%, 6/1/22	2,000,000	2,296,240
State of Washington GO, 5.00%, 7/1/22	5,000,000	5,752,250
State of Washington GO, 5.00%, 7/1/23	3,855,000	4,457,151
State of Washington GO, 5.00%, 7/1/26	14,000,000	16,194,360
State of Washington GO, 5.00%, 7/1/27	10,000,000	11,770,000
State of Washington GO, 5.00%, 8/1/29	18,795,000	22,024,921
Tacoma Electric System Rev., 4.00%, 1/1/18	1,000,000	1,027,210
Tacoma Electric System Rev., 4.00%, 1/1/19	2,000,000	2,108,820
Tacoma Electric System Rev., 5.00%, 1/1/19	1,000,000	1,072,610
Washington Health Care Facilities Authority Rev., (Providence St. Joseph Health Obligated Group), 5.25%, 10/1/33 (AGM)	4,500,000	4,765,095
Washington Health Care Facilities Authority Rev., (Seattle Children's Hospital Obligated Group), 5.00%, 10/1/29	6,500,000	7,471,750
Washington Health Care Facilities Authority Rev., (Yakima Valley Memorial Hospital Association Obligated Group), 5.00%, 12/1/46	5,000,000	5,123,850
Washington Health Care Facilities Authority Rev., VRDN, 0.61%, 3/1/17 (LOC: Barclays Bank plc)	2,200,000	2,200,000
Washington Higher Education Facilities Authority Rev., (Whitworth University), 5.00%, 10/1/25	980,000	1,104,705
Washington Higher Education Facilities Authority Rev., (Whitworth University), 5.00%, 10/1/26	2,010,000	2,276,566
Washington Higher Education Facilities Authority Rev., (Whitworth University), 5.00%, 10/1/30	1,270,000	1,403,058
Washington Higher Education Facilities Authority Rev., (Whitworth University), 5.00%, 10/1/31	1,340,000	1,471,588
		144,919,687
Wisconsin — 1.0%
Public Finance Authority Rev., (Renown Regional Medical Center Obligated Group), 5.00%, 6/1/23	1,375,000	1,587,396
Public Finance Authority Rev., (Renown Regional Medical Center Obligated Group), 5.00%, 6/1/24	1,000,000	1,158,800
Public Finance Authority Rev., (Renown Regional Medical Center Obligated Group), 5.00%, 6/1/25	1,500,000	1,747,575
State of Wisconsin GO, 5.00%, 5/1/19	5,000,000	5,428,850
State of Wisconsin GO, 5.00%, 5/1/20	3,000,000	3,357,390
State of Wisconsin GO, 5.00%, 5/1/21	2,500,000	2,871,400
Wisconsin Department of Transportation Rev., 5.00%, 7/1/18	750,000	792,052
Wisconsin Health & Educational Facilities Authority Rev., (Luther Hospital), 5.50%, 11/15/22 (GA: Mayo Clinic)	4,655,000	5,063,523
Wisconsin Health & Educational Facilities Authority Rev., (Luther Hospital), 5.75%, 11/15/30 (GA: Mayo Clinic)	5,800,000	6,280,704
Wisconsin Health & Educational Facilities Authority Rev., (Rocketship Education Obligated Group), 5.25%, 6/1/40(1)	3,580,000	3,541,766
		31,829,456
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $3,165,599,991)		3,230,576,539
OTHER ASSETS AND LIABILITIES — (0.3)%		(9,057,108)
TOTAL NET ASSETS — 100.0%		$3,221,519,431

NOTES TO SCHEDULE OF INVESTMENTS
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
AGM-CR	-	Assured Guaranty Municipal Corporation - Custodian Receipts
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
FGIC	-	Financial Guaranty Insurance Company
FHLB	-	Federal Home Loan Bank
GA	-	Guaranty Agreement
GO	-	General Obligation
LOC	-	Letter of Credit
NATL	-	National Public Finance Guarantee Corporation
PSF-GTD	-	Permanent School Fund Guaranteed
Q-SBLF	-	Qualified School Board Loan Fund
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $28,133,121, which represented 0.9% of total net assets.

(2)	Escrowed to maturity in U.S. government securities or state and local government securities.

(3)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(4)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(5)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

3. Federal Tax Information

As of February 28, 2017, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$3,165,599,991
Gross tax appreciation of investments	$96,514,366
Gross tax depreciation of investments	(31,537,818)
Net tax appreciation (depreciation) of investments	$64,976,548

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Tax-Free Money Market Fund
February 28, 2017

Tax-Free Money Market - Schedule of Investments
FEBRUARY 28, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 100.1%
California — 22.1%
Eastern Municipal Water District Rev., VRN, 0.66%, 3/2/17	2,000,000	2,000,000
Eastern Municipal Water District Rev., VRN, 0.73%, 3/2/17	3,000,000	3,000,000
Irvine Ranch Water District Special Assessment, VRN, 0.72%, 3/2/17	2,100,000	2,100,000
Metropolitan Water District of Southern California Rev., VRN, 0.76%, 3/2/17	6,500,000	6,500,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 0.73%, 3/2/17 (AGM)(LIQ FAC: JPMorgan Chase Bank N.A.)(1)	4,440,000	4,440,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 0.76%, 3/2/17 (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	3,000,000	3,000,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 0.79%, 3/2/17 (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	1,000,000	1,000,000
Town of Hillsborough COP, VRDN, 0.66%, 3/2/17 (SBBPA: Bank of the West)	1,200,000	1,200,000
Victorville Joint Powers Finance Authority Rev., VRDN, 1.19%, 3/2/17 (LOC: BNP Paribas)	6,900,000	6,900,000
		30,140,000
Florida — 6.4%
Florida Housing Finance Agency Rev., (Phoenix Realty Special Account-U LP), VRDN, 0.65%, 3/1/17 (LOC: Northern Trust Company)	5,000,000	5,000,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 0.74%, 3/2/17 (AGM-CR and XLCA)(LIQ FAC: JPMorgan Chase Bank N.A.)(1)	3,700,000	3,700,000
		8,700,000
Georgia — 3.8%
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 0.79%, 3/2/17 (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	1,600,000	1,600,000
Valdosta-Lowndes County Industrial Development Authority Rev., (Steeda Autosports, Inc.), VRDN, 0.81%, 3/2/17 (LOC: Bank of America N.A.)	2,150,000	2,150,000
Walton County Development Authority Rev., (Walton Press, Inc.), VRDN, 0.81%, 3/2/17 (LOC: Bank of America N.A.)	1,400,000	1,400,000
		5,150,000
Hawaii — 4.6%
State of Hawaii Department of Budget & Finance Rev., (Wailuku River Hydroelectric LP), VRDN, 0.81%, 3/7/17 (LOC: Union Bank N.A.)	6,230,250	6,230,250
Idaho — 3.3%
State of Idaho GO, 2.00%, 6/30/17	4,500,000	4,518,306
Illinois — 8.4%
East Moline Rev., (Elliott Aviation of the Quad Cities, Inc.), VRDN, 0.85%, 3/1/17 (LOC: U.S. Bank N.A.)	1,120,000	1,120,000
Illinois Finance Authority Rev., (Lake Towers Associates II LP), VRDN, 0.95%, 3/2/17 (LIQ FAC: FHLMC)	3,950,000	3,950,000
Illinois Finance Authority Rev., (Radiological Society of North America, Inc.), VRDN, 0.80%, 3/2/17 (LOC: JPMorgan Chase Bank N.A.)(Acquired 8/23/11, Cost $170,000)(2)	170,000	170,000
Illinois Finance Authority Rev., (Teacher's Academy for Mathematics and Science), VRDN, 0.72%, 3/1/17 (LOC: JPMorgan Chase Bank N.A.)	780,000	780,000
Illinois Finance Authority Rev., (Uniform Law Foundation), VRDN, 0.71%, 3/2/17 (LOC: PNC Bank N.A.)	2,740,000	2,740,000
Illinois Housing Development Authority Rev., (Rome Meadows Associates III LP), VRDN, 1.03%, 3/2/17 (LOC: First National Bank and FHLB)	1,705,000	1,705,000
Rock Island County Metropolitan Airport Authority Rev., (Elliott Aviation of the Quad Cities, Inc.), VRDN, 1.10%, 3/1/17 (LOC: U.S. Bank N.A.)	195,000	195,000
Village of McCook Rev., (Illinois State Andrew Society), VRDN, 0.70%, 3/2/17 (LOC: Northern Trust Company)	800,000	800,000
		11,460,000
Iowa — 0.4%
Iowa Finance Authority Rev., (Embria Health Sciences LLC), VRDN, 0.77%, 3/2/17 (LOC: Wells Fargo Bank N.A.)	500,000	500,000

Louisiana — 2.8%
Terrebonne Economic Development Authority Rev., (Buquet Distributing Co, Inc.), VRDN, 0.72%, 3/2/17 (LOC: Community Bank and FHLB)	3,790,000	3,790,000
Massachusetts — 0.2%
Massachusetts Industrial Finance Agency Rev., VRDN, 1.10%, 3/1/17 (LOC: TD Bank N.A.)	240,000	240,000
Michigan — 2.6%
Michigan State Building Authority Rev., VRDN, 0.64%, 3/2/17 (LOC: Citibank N.A.)	3,500,000	3,500,000
Minnesota — 4.1%
Minnetonka Rev., (Brier Creek Apartments Partnership LLP), VRDN, 0.72%, 3/2/17 (LOC: Wells Fargo Bank N.A.)	200,000	200,000
State Paul Port Authority Rev., (Bigos-Sibley Tower LLC), VRDN, 0.76%, 3/2/17 (LIQ FAC: FHLMC)	5,335,000	5,334,954
		5,534,954
Missouri — 0.6%
Health & Educational Facilities Authority of the State of Missouri Rev., (Kansas City Art Institute), VRDN, 0.65%, 3/1/17 (LOC: Commerce Bank)	800,000	800,000
New Mexico — 0.2%
Albuquerque Rev., (CVI Laser LLC), VRDN, 0.96%, 3/2/17 (LOC: Bank of America N.A.)(Acquired 1/29/15, Cost $300,000)(2)	300,000	300,000
New York — 8.7%
Erie County Industrial Development Agency Rev., (Our Lady of Victory Renaissance Corp.), VRDN, 0.79%, 3/2/17 (LOC: HSBC Bank USA N.A.)	6,800,000	6,800,000
New York City GO, VRDN, 0.61%, 3/1/17 (LOC: Bank of the West)	2,300,000	2,300,000
North Amityville Fire Co, Inc. Rev., VRDN, 0.86%, 3/2/17 (LOC: Citibank N.A.)	2,290,000	2,290,000
Suffolk County Industrial Development Agency Rev., (JBC Realty LLC), VRDN, 1.00%, 3/1/17 (LOC: JPMorgan Chase Bank N.A.)	500,000	500,000
		11,890,000
North Carolina — 8.7%
Austin Trust Rev., VRDN, 0.80%, 3/7/17 (LIQ FAC: Bank of America N.A.)(1)	4,000,000	4,000,000
North Carolina Capital Facilities Finance Agency Rev., (Lees-McRae College, Inc.), VRDN, 0.72%, 3/2/17 (LOC: Branch Banking & Trust)	3,920,000	3,920,000
North Carolina Medical Care Commission Rev., (FirstHealth of the Carolinas, Inc.), VRDN, 0.68%, 3/1/17 (SBBPA: Branch Banking & Trust)	1,500,000	1,500,000
North Carolina Medical Care Commission Rev., (Lutheran Services for the Aging, Inc. Obligated Group), VRDN, 0.69%, 3/1/17 (LOC: Branch Banking & Trust)	100,000	100,000
North Carolina Medical Care Commission Rev., (Mission-St Joseph's Health System, Inc.), VRDN, 0.68%, 3/2/17 (SBBPA: Branch Banking & Trust)	2,280,000	2,280,000
		11,800,000
Ohio — 2.1%
State of Ohio Rev., VRDN, 0.66%, 3/2/17 (LOC: PNC Bank N.A.) (GA: Patheon, Inc.)	2,860,000	2,860,000
Oregon — 2.2%
State of Oregon GO, 2.00%, 6/30/17	3,000,000	3,013,929
Pennsylvania — 4.4%
Allegheny County Hospital Development Authority Rev., (Highmark Health), VRDN, 0.65%, 3/2/17 (LOC: PNC Bank N.A.)	3,300,000	3,300,000
Pennsylvania Economic Development Financing Authority Rev., (Gish Logging, Inc.), VRDN, 0.86%, 3/2/17 (LOC: PNC Bank N.A.)	100,000	100,000
Pennsylvania Economic Development Financing Authority Rev., (John C Helfrick), VRDN, 0.85%, 3/2/17 (LOC: PNC Bank N.A.)	500,000	500,000
Pennsylvania Economic Development Financing Authority Rev., (Miquon School), VRDN, 0.77%, 3/2/17 (LOC: PNC Bank N.A.)	300,000	300,000
Pennsylvania Economic Development Financing Authority Rev., (Pittsburgh Allegheny County Thermal Ltd.), VRDN, 0.86%, 3/2/17 (LOC: PNC Bank N.A.)	500,000	500,000
Pennsylvania Economic Development Financing Authority Rev., (Pittsburgh Flexicore Co.), VRDN, 0.81%, 3/2/17 (LOC: PNC Bank N.A.)	500,000	500,000
Pennsylvania Economic Development Financing Authority Rev., (Private Industry Council of Westmoreland/Fayette, Inc.), VRDN, 0.81%, 3/2/17 (LOC: PNC Bank N.A.)	200,000	200,000

Pennsylvania Economic Development Financing Authority Rev., VRDN, 0.77%, 3/2/17 (LOC: PNC Bank N.A.)	550,000	550,000
		5,950,000
South Carolina — 1.1%
South Carolina Jobs-Economic Development Authority Rev., (Franco Manufacturing Co, Inc.), VRDN, 0.86%, 3/1/17 (LOC: Bank of America N.A.)	1,500,000	1,500,000
Texas — 9.9%
Gregg County Housing Finance Corp. Rev., (Bailey Properties LLC), VRDN, 0.64%, 3/2/17 (LOC: FNMA)(LIQ FAC: FNMA)	4,055,000	4,055,000
Gregg County Housing Finance Corp. Rev., (Summer Green LLC), VRDN, 0.64%, 3/2/17 (LOC: FNMA)(LIQ FAC: FNMA)	2,090,000	2,090,000
Mission Economic Development Corp. Rev., VRDN, 0.77%, 3/2/17 (LOC: Wells Fargo Bank N.A.)	1,735,000	1,735,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 0.76%, 3/7/17 (LIQ FAC: Bank of America N.A.)(1)	3,125,000	3,125,000
Texas A&M University Rev., 5.00%, 5/15/17	2,500,000	2,522,436
		13,527,436
Washington — 3.5%
Pierce County Economic Development Corp. Rev., (Sumner Leasing LLC), VRDN, 0.82%, 3/2/17 (LOC: FHLB and Homestreet Bank)	1,605,000	1,605,000
Washington Economic Development Finance Authority Rev., (Canam Steel Corp.), VRDN, 0.85%, 3/2/17 (LOC: Wells Fargo Bank N.A.)	1,900,000	1,900,000
Washington State Housing Finance Commission Rev., (Evergreen School), VRDN, 0.72%, 3/2/17 (LOC: Wells Fargo Bank N.A.)	1,340,000	1,340,000
		4,845,000
TOTAL INVESTMENT SECURITIES — 100.1%		136,249,875
OTHER ASSETS AND LIABILITIES — (0.1)%		(169,159)
TOTAL NET ASSETS — 100.0%		$136,080,716

NOTES TO SCHEDULE OF INVESTMENTS
AGM	-	Assured Guaranty Municipal Corporation
AGM-CR	-	Assured Guaranty Municipal Corporation - Custodian Receipts
COP	-	Certificates of Participation
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GA	-	Guaranty Agreement
GO	-	General Obligation
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
XLCA	-	XL Capital Ltd.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $20,865,000, which represented 15.3% of total net assets.

(2)
Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $470,000, which represented 0.3% of total net assets.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments are generally valued at amortized cost, which approximates fair value. Open-end management investment companies are valued at the reported NAV per share. If the fund determines that the valuation methods do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

3. Federal Tax Information

As of February 28, 2017, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments	$136,249,875

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Municipal Trust

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	April 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	April 24, 2017

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	April 24, 2017